UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 0.9%
3,156	*	American Axle & Manufacturing Holdings, Inc	$40
1,306	*	Amerigon, Inc (Class A)	20
4,520		Autoliv, Inc	335
6,217	*	BorgWarner, Inc	495
3,223		Cooper Tire & Rubber Co	83
7,610	*	Dana Holding Corp	132
612	*	Dorman Products, Inc	26
1,013		Drew Industries, Inc	23
3,666	*	Exide Technologies	41
996	*	Federal Mogul Corp (Class A)	25
189,913	*	Ford Motor Co	2,832
735	*	Fuel Systems Solutions, Inc	22
7,377		Gentex Corp	223
12,866	*	Goodyear Tire & Rubber Co	193
12,445		Harley-Davidson, Inc	529
35,019		Johnson Controls, Inc	1,456
4,954		Lear Corp (New)	242
2,342	*	Modine Manufacturing Co	38
1,983		Spartan Motors, Inc	14
1,021		Standard Motor Products, Inc	14
898	*	Stoneridge, Inc	13
1,205		Superior Industries International, Inc	31
3,166	*	Tenneco, Inc	134
600	*	Tesla Motors, Inc	17
1,719		Thor Industries, Inc	57
4,151	*	TRW Automotive Holdings Corp	229
1,530	*	Winnebago Industries, Inc	20

		TOTAL AUTOMOBILES & COMPONENTS	7,284

BANKS - 3.3%
810		1st Source Corp	16
1,172	*	1st United Bancorp, Inc	8
1,011		Abington Bancorp, Inc	12
243		Alliance Financial Corp	8
322		American National Bankshares, Inc	7
1,244		Ameris Bancorp	13
387		Ames National Corp	7
559		Arrow Financial Corp	14
9,712		Associated Banc-Corp	144
4,208		Astoria Financial Corp	60
520		Bancfirst Corp	22
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	26
88		Bancorp Rhode Island, Inc	3
4,426		Bancorpsouth, Inc	68
2,688		Bank Mutual Corp	11
2,544		Bank of Hawaii Corp	122
288		Bank of Marin Bancorp	11
638		Bank of the Ozarks, Inc	28
1,044		BankFinancial Corp	10
35,669		BB&T Corp	979
1,950	*	Beneficial Mutual Bancorp, Inc	17
636		Berkshire Hills Bancorp, Inc	13
384	*	BofI Holding, Inc	6
1,341		BOK Financial Corp	69
3,543		Boston Private Financial Holdings, Inc	25
354		Bridge Bancorp, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

3,126		Brookline Bancorp, Inc	$33
397		Bryn Mawr Bank Corp	8
460		Camden National Corp	16
831		Capital City Bank Group, Inc	11
17,063		CapitalSource, Inc	120
1,322		Capitol Federal Financial	15
1,503		Cardinal Financial Corp	18
3,380		Cathay General Bancorp	58
1,895	*	Center Financial	14
1,148		Centerstate Banks of Florida, Inc	8
152		Century Bancorp, Inc	4
1,616		Chemical Financial Corp	32
10,534	*	CIT Group, Inc	448
533		Citizens & Northern Corp	9
20,090	*	Citizens Republic Bancorp, Inc	18
923		City Holding Co	33
2,532		City National Corp	144
875		Clifton Savings Bancorp, Inc	10
498		CNB Financial Corp	7
1,740		CoBiz, Inc	12
2,091		Columbia Banking System, Inc	40
9,328		Comerica, Inc	343
4,155		Commerce Bancshares, Inc	168
1,740		Community Bank System, Inc	42
1,003		Community Trust Bancorp, Inc	28
2,741		Cullen/Frost Bankers, Inc	162
4,428		CVB Financial Corp	41
1,102		Danvers Bancorp, Inc	24
1,609		Dime Community Bancshares	24
559	*	Eagle Bancorp, Inc	8
7,706		East West Bancorp, Inc	169
512		Enterprise Financial Services Corp	7
466		ESB Financial Corp	7
1,035		ESSA Bancorp, Inc	14
399		Federal Agricultural Mortgage Corp (Class C)	8
47,044		Fifth Third Bancorp	653
664		Financial Institutions, Inc	12
720		First Bancorp (NC)	10
311	*	First Bancorp (Puerto Rico)	2
498		First Bancorp, Inc	8
1,530		First Busey Corp	8
285		First Citizens Bancshares, Inc (Class A)	57
4,700		First Commonwealth Financial Corp	32
680		First Community Bancshares, Inc	10
3,063		First Financial Bancorp	51
1,100		First Financial Bankshares, Inc	57
590		First Financial Corp	20
889		First Financial Holdings, Inc	10
13,105		First Horizon National Corp	147
654		First Interstate Bancsystem, Inc	9
1,238		First Merchants Corp	10
3,929		First Midwest Bancorp, Inc	46
10,998		First Niagara Financial Group, Inc	149
288		First of Long Island Corp	8
504		First South Bancorp, Inc	3
5,568		FirstMerit Corp	95
2,430	*	Flagstar Bancorp, Inc	4
1,645		Flushing Financial Corp	25
5,502		FNB Corp	58
10,974		Fulton Financial Corp	122
602		German American Bancorp, Inc	10
3,468		Glacier Bancorp, Inc	52
500		Great Southern Bancorp, Inc	11
637	*	Greene County Bancshares, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

1,586		Hancock Holding Co	$52
2,515	*	Hanmi Financial Corp	3
928		Heartland Financial USA, Inc	16
534	*	Heritage Financial Corp	8
504	*	Home Bancorp, Inc	8
841		Home Bancshares, Inc	19
821		Home Federal Bancorp, Inc	10
24,956		Hudson City Bancorp, Inc	242
686		Hudson Valley Holding Corp	15
43,722		Huntington Bancshares, Inc	290
1,168		IBERIABANK Corp	70
1,031		Independent Bank Corp	28
3,295		International Bancshares Corp	60
2,538	*	Investors Bancorp, Inc	38
1,441		Kearny Financial Corp	14
45,680		Keycorp	406
1,076		Lakeland Bancorp, Inc	11
734		Lakeland Financial Corp	17
3,890		M&T Bank Corp	344
731		MainSource Financial Group, Inc	7
27,834		Marshall & Ilsley Corp	222
2,798		MB Financial, Inc	59
273		Merchants Bancshares, Inc	7
249	*	Meridian Interstate Bancorp, Inc	4
10,357	*	MGIC Investment Corp	92
265		Midsouth Bancorp, Inc	4
361		MidWestOne Financial Group, Inc	5
2,026	*	Nara Bancorp, Inc	19
206		NASB Financial, Inc	3
357		National Bankshares, Inc	10
5,443		National Penn Bancshares, Inc	42
1,807		NBT Bancorp, Inc	41
23,019		New York Community Bancorp, Inc	397
5,609		NewAlliance Bancshares, Inc	83
1,192		Northfield Bancorp, Inc	16
5,862		Northwest Bancshares, Inc	74
741		OceanFirst Financial Corp	10
3,925	*	Ocwen Financial Corp	43
3,801		Old National Bancorp	41
700	*	OmniAmerican Bancorp, Inc	11
1,760		Oriental Financial Group, Inc	22
1,069		Oritani Financial Corp	14
345		Orrstown Financial Services, Inc	10
991		Pacific Continental Corp	10
1,486		PacWest Bancorp	32
688		Park National Corp	46
523		Peapack Gladstone Financial Corp	7
221		Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	9
595		Peoples Bancorp, Inc	7
19,630		People’s United Financial, Inc	247
1,766	*	Pinnacle Financial Partners, Inc	29
7,590	*	PMI Group, Inc	20
27,450		PNC Financial Services Group, Inc	1,729
52,615	*	Popular, Inc	153
2,771		PrivateBancorp, Inc	42
2,398		Prosperity Bancshares, Inc	103
3,163		Provident Financial Services, Inc	47
2,753		Provident New York Bancorp	28
7,051		Radian Group, Inc	48
66,625		Regions Financial Corp	484
1,026		Renasant Corp	17
612		Republic Bancorp, Inc (Class A)	12
906		Rockville Financial, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

629		Roma Financial Corp	$7
1,211		S&T Bancorp, Inc	26
615		S.Y. Bancorp, Inc	15
1,250		Sandy Spring Bancorp, Inc	23
605		SCBT Financial Corp	20
370		Sierra Bancorp	4
2,123	*	Signature Bank	120
905		Simmons First National Corp (Class A)	25
833		Southside Bancshares, Inc	18
740	*	Southwest Bancorp, Inc	11
856		State Bancorp, Inc	9
1,347		StellarOne Corp	19
1,199		Sterling Bancorp	12
4,189		Sterling Bancshares, Inc	36
513		Suffolk Bancorp	11
25,848		SunTrust Banks, Inc	745
6,027		Susquehanna Bancshares, Inc	56
2,402	*	SVB Financial Group	137
41,390		Synovus Financial Corp	99
520	*	Taylor Capital Group, Inc	5
6,992		TCF Financial Corp	111
700		Territorial Bancorp, Inc	14
1,877	*	Texas Capital Bancshares, Inc	49
4,208		TFS Financial Corp	45
1,165	*	The Bancorp, Inc	11
429		Tompkins Trustco, Inc	18
192		Tower Bancorp, Inc	4
1,219		TowneBank	19
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	31
3,370		Trustmark Corp	79
1,859		UMB Financial Corp	69
5,809		Umpqua Holdings Corp	66
814		Union Bankshares Corp	9
2,414		United Bankshares, Inc	64
4,918	*	United Community Banks, Inc	12
1,056		United Financial Bancorp, Inc	17
792		Univest Corp of Pennsylvania	14
99,288		US Bancorp	2,624
8,636		Valley National Bancorp	121
966		ViewPoint Financial Group	13
1,010	*	Virginia Commerce Bancorp	6
835		Washington Banking Co	12
5,275		Washington Federal, Inc	91
881		Washington Trust Bancorp, Inc	21
681	*	Waterstone Financial, Inc	2
3,466		Webster Financial Corp	74
252,538		Wells Fargo & Co	8,005
1,213		WesBanco, Inc	25
997		West Bancorporation, Inc	8
4,963	*	West Coast Bancorp	17
1,616		Westamerica Bancorporation	83
3,132	*	Western Alliance Bancorp	26
1,313		Westfield Financial, Inc	12
5,072		Whitney Holding Corp	69
4,204		Wilmington Trust Corp	19
980		Wilshire Bancorp, Inc	5
1,580		Wintrust Financial Corp	58
320		WSFS Financial Corp	15
8,469		Zions Bancorporation	195

		TOTAL BANKS	25,009

CAPITAL GOODS - 8.8%
813	*	3D Systems Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

36,966		3M Co	$3,456
1,795		A.O. Smith Corp	80
3,857	*	A123 Systems, Inc	24
1,014		Aaon, Inc	33
2,061	*	AAR Corp	57
1,483		Aceto Corp	12
2,862		Actuant Corp (Class A)	83
2,300		Acuity Brands, Inc	135
2,485	*	Advanced Battery Technologies, Inc	5
5,411	*	Aecom Technology Corp	150
873	*	Aerovironment, Inc	31
4,647	*	AGCO Corp	255
2,801		Aircastle Ltd	34
374		Alamo Group, Inc	10
1,443		Albany International Corp (Class A)	36
1,638		Alliant Techsystems, Inc	116
1,557	*	Altra Holdings, Inc	37
569	*	American Railcar Industries, Inc	14
373		American Science & Engineering, Inc	34
2,155	*	American Superconductor Corp	54
475		American Woodmark Corp	10
532		Ameron International Corp	37
8,440		Ametek, Inc	370
475		Ampco-Pittsburgh Corp	13
1,479		Apogee Enterprises, Inc	20
4,332	*	Applied Energetics, Inc	3
2,206		Applied Industrial Technologies, Inc	73
420	*	Argan, Inc	4
988		Armstrong World Industries, Inc	46
4,985	*	ArvinMeritor, Inc	85
1,044	*	Astec Industries, Inc	39
478	*	Astronics Corp	12
723		AZZ, Inc	33
6,272	*	Babcock & Wilcox Co	209
779		Badger Meter, Inc	32
2,603		Barnes Group, Inc	54
5,137	*	BE Aerospace, Inc	183
2,410	*	Beacon Roofing Supply, Inc	49
2,523		Belden CDT, Inc	95
2,508	*	Blount International, Inc	40
39,444		Boeing Co	2,916
2,584		Brady Corp (Class A)	92
2,463		Briggs & Stratton Corp	56
4,873	*	Broadwind Energy, Inc	6
3,970		Bucyrus International, Inc (Class A)	363
2,524	*	Builders FirstSource, Inc	7
531	*	CAI International, Inc	14
12,740	*	Capstone Turbine Corp	23
3,214		Carlisle Cos, Inc	143
344		Cascade Corp	15
32,552		Caterpillar, Inc	3,625
1,385	*	Ceradyne, Inc	62
1,631	*	Chart Industries, Inc	90
5,276		Chicago Bridge & Iron Co NV	215
990		CIRCOR International, Inc	47
2,671		Clarcor, Inc	120
963	*	CNH Global NV	47
1,273	*	Colfax Corp	29
1,162	*	Columbus McKinnon Corp	21
2,009		Comfort Systems USA, Inc	28
1,268	*	Commercial Vehicle Group, Inc	23
8,852		Cooper Industries plc	574
2,617		Crane Co	127
828		Cubic Corp	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

10,360		Cummins, Inc	$1,136
2,088		Curtiss-Wright Corp	73
27,692		Danaher Corp	1,437
22,161		Deere & Co	2,147
1,344	*	DigitalGlobe, Inc	38
4,024		Donaldson Co, Inc	247
619		Douglas Dynamics, Inc	9
9,583		Dover Corp	630
636		Ducommun, Inc	15
430	*	DXP Enterprises, Inc	10
2,075	*	Dycom Industries, Inc	36
757		Dynamic Materials Corp	21
17,278		Eaton Corp	958
3,412	*	EMCOR Group, Inc	106
39,000		Emerson Electric Co	2,279
840		Encore Wire Corp	20
3,258	*	Ener1, Inc	10
1,511	*	Energy Recovery, Inc	5
2,547	*	EnerSys	101
1,258	*	EnPro Industries, Inc	46
1,380		ESCO Technologies, Inc	53
1,554	*	Esterline Technologies Corp	110
6,999		Fastenal Co	454
3,085		Federal Signal Corp	20
2,307	*	Flow International Corp	10
2,897		Flowserve Corp	373
9,246		Fluor Corp	681
4,014	*	Force Protection, Inc	20
1,238		Franklin Electric Co, Inc	57
635		Freightcar America, Inc	21
4,152	*	FuelCell Energy, Inc	9
2,145	*	Furmanite Corp	17
2,782		Gardner Denver, Inc	217
2,370		GATX Corp	92
1,806	*	GenCorp, Inc	11
900	*	Generac Holdings, Inc	18
2,858	*	General Cable Corp	124
18,006		General Dynamics Corp	1,379
554,184		General Electric Co	11,111
1,077	*	GeoEye, Inc	45
1,633	*	Gibraltar Industries, Inc	19
270	*	Global Defense Technology & Systems, Inc	7
6,617		Goodrich Corp	566
636		Gorman-Rupp Co	25
3,212		Graco, Inc	146
6,478	*	GrafTech International Ltd	134
604		Graham Corp	14
1,832		Granite Construction, Inc	51
3,079		Great Lakes Dredge & Dock Corp	23
869	*	Greenbrier Cos, Inc	25
2,356	*	Griffon Corp	31
1,293	*	H&E Equipment Services, Inc	25
4,326		Harsco Corp	153
1,540		Heico Corp	96
5,110	*	Hexcel Corp	101
923	*	Hoku Scientific, Inc	2
39,669		Honeywell International, Inc	2,369
800		Houston Wire & Cable Co	12
3,166		Hubbell, Inc (Class B)	225
2,589	*	Huntington Ingalls	107
4,356		IDEX Corp	190
1,400	*	II-VI, Inc	70
22,942		Illinois Tool Works, Inc	1,232
16,564		Ingersoll-Rand plc	800

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

1,981	*	Insituform Technologies, Inc (Class A)	$53
916		Insteel Industries, Inc	13
1,758	*	Interline Brands, Inc	36
9,388		ITT Industries, Inc	564
6,628	*	Jacobs Engineering Group, Inc	341
1,665		John Bean Technologies Corp	32
5,446		Joy Global, Inc	538
888	*	Kadant, Inc	23
1,371		Kaman Corp	48
1,677		Kaydon Corp	66
8,502		KBR, Inc	321
3,920		Kennametal, Inc	153
844	*	Kratos Defense & Security Solutions, Inc	12
5,990		L-3 Communications Holdings, Inc	469
725	*	LaBarge, Inc	13
904	*	Ladish Co, Inc	49
300		Lawson Products, Inc	7
1,155	*	Layne Christensen Co	40
659		LB Foster Co (Class A)	28
2,159		Lennox International, Inc	114
2,233		Lincoln Electric Holdings, Inc	170
700		Lindsay Manufacturing Co	55
533	*	LMI Aerospace, Inc	11
14,917		Lockheed Martin Corp	1,199
1,293		LSI Industries, Inc	9
853	*	Lydall, Inc	8
6,192		Manitowoc Co, Inc	135
18,960		Masco Corp	264
2,813	*	Mastec, Inc	59
901		Met-Pro Corp	11
445	*	Michael Baker Corp	13
722	*	Middleby Corp	67
300		Miller Industries, Inc	5
2,390	*	Moog, Inc (Class A)	110
2,247		MSC Industrial Direct Co (Class A)	154
1,988		Mueller Industries, Inc	73
8,122		Mueller Water Products, Inc (Class A)	36
881	*	MYR Group, Inc	21
271		Nacco Industries, Inc (Class A)	30
206		National Presto Industries, Inc	23
3,502	*	Navistar International Corp	243
926	*	NCI Building Systems, Inc	12
1,708		Nordson Corp	197
15,537		Northrop Grumman Corp	974
625	*	Northwest Pipe Co	14
2,339	*	Orbital Sciences Corp	44
1,499	*	Orion Marine Group, Inc	16
4,853	*	Oshkosh Truck Corp	172
5,833	*	Owens Corning, Inc	210
18,827		Paccar, Inc	986
6,177		Pall Corp	356
8,285		Parker Hannifin Corp	784
5,113		Pentair, Inc	193
1,399		Perini Corp	34
1,041	*	Pgt, Inc	2
1,025	*	Pike Electric Corp	10
762	*	PMFG, Inc	16
1,248	*	Polypore International, Inc	72
458	*	Powell Industries, Inc	18
940	*	PowerSecure International, Inc	8
7,340		Precision Castparts Corp	1,080
96		Preformed Line Products Co	7
836		Primoris Services Corp	8
1,987		Quanex Building Products Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

11,146	*	Quanta Services, Inc	$250
1,083		Raven Industries, Inc	67
19,817		Raytheon Co	1,008
1,025	*	RBC Bearings, Inc	39
1,983		Regal-Beloit Corp	146
2,192		Robbins & Myers, Inc	101
7,312		Rockwell Automation, Inc	692
8,133		Rockwell Collins, Inc	527
4,830		Roper Industries, Inc	418
2,525	*	RSC Holdings, Inc	36
1,703	*	Rush Enterprises, Inc (Class A)	34
2,893	*	SatCon Technology Corp	11
744	*	Sauer-Danfoss, Inc	38
22		Seaboard Corp	53
4,515	*	Shaw Group, Inc	160
1,742		Simpson Manufacturing Co, Inc	51
3,058		Snap-On, Inc	184
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	144
2,680		SPX Corp	213
800		Standex International Corp	30
701	*	Sterling Construction Co, Inc	12
685		Sun Hydraulics Corp	30
893		TAL International Group, Inc	32
3,948	*	Taser International, Inc	16
1,000	*	Tecumseh Products Co (Class A)	10
1,872	*	Teledyne Technologies, Inc	97
1,004		Tennant Co	42
5,654	*	Terex Corp	209
590		Textainer Group Holdings Ltd	22
14,349		Textron, Inc	393
2,807	*	Thomas & Betts Corp	167
4,570		Timken Co	239
1,848		Titan International, Inc	49
433	*	Titan Machinery, Inc	11
1,603		Toro Co	106
2,435		TransDigm Group, Inc	204
1,281		Tredegar Corp	28
714	*	Trex Co, Inc	23
809	*	Trimas Corp	17
4,177		Trinity Industries, Inc	153
862		Triumph Group, Inc	76
562		Twin Disc, Inc	18
24,677		Tyco International Ltd	1,105
3,113	*	United Rentals, Inc	103
48,383		United Technologies Corp	4,096
979		Universal Forest Products, Inc	36
1,949	*	UQM Technologies, Inc	6
4,041	*	URS Corp	186
3,497	*	USG Corp	58
1,173		Valmont Industries, Inc	122
1,023		Vicor Corp	17
3,051		W.W. Grainger, Inc	420
1,826	*	Wabash National Corp	21
3,395	*	WABCO Holdings, Inc	209
1,468		Watsco, Inc	102
1,666		Watts Water Technologies, Inc (Class A)	64
2,219	*	WESCO International, Inc	139
2,535		Westinghouse Air Brake Technologies Corp	172
3,108		Woodward Governor Co	107
418	*	Xerium Technologies, Inc	10

		TOTAL CAPITAL GOODS	69,359

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

1,804	*	Acacia Research (Acacia Technologies)	$62
2,726	*	ACCO Brands Corp	26
1,159		Administaff, Inc	35
900	*	Advisory Board Co	46
928		American Ecology Corp	16
2,166	*	American Reprographics Co	23
1,377	*	APAC Customer Services, Inc	8
5,841		Avery Dennison Corp	245
383		Barrett Business Services, Inc	6
2,433		Brink’s Co	81
1,306	*	Casella Waste Systems, Inc (Class A)	9
2,695	*	CBIZ, Inc	19
669		CDI Corp	10
3,345	*	Cenveo, Inc	22
7,099		Cintas Corp	215
1,182	*	Clean Harbors, Inc	117
493	*	Consolidated Graphics, Inc	27
3,259	*	Copart, Inc	141
1,871		Corporate Executive Board Co	76
6,023	*	Corrections Corp of America	147
1,115	*	CoStar Group, Inc	70
594		Courier Corp	8
6,781		Covanta Holding Corp	116
717	*	CRA International, Inc	21
2,529		Deluxe Corp	67
1,664	*	Dolan Media Co	20
2,640		Dun & Bradstreet Corp	212
4,206		EnergySolutions, Inc	25
1,037	*	EnerNOC, Inc	20
1,357		Ennis, Inc	23
6,687		Equifax, Inc	260
641	*	Exponent, Inc	29
691	*	Franklin Covey Co	6
2,507	*	FTI Consulting, Inc	96
1,063	*	Fuel Tech, Inc	10
989		G & K Services, Inc (Class A)	33
2,803	*	Geo Group, Inc	72
645	*	GP Strategies Corp	9
3,373		Healthcare Services Group	59
1,202		Heidrick & Struggles International, Inc	33
3,007		Herman Miller, Inc	83
1,422	*	Hill International, Inc	8
2,339		HNI Corp	74
1,656	*	Hudson Highland Group, Inc	11
1,154	*	Huron Consulting Group, Inc	32
892	*	ICF International, Inc	18
2,565	*	IHS, Inc (Class A)	228
1,446	*	Innerworkings, Inc	11
2,666		Interface, Inc (Class A)	49
9,202		Iron Mountain, Inc	287
1,460	*	KAR Auction Services, Inc	22
1,394	*	Kelly Services, Inc (Class A)	30
1,774	*	Kforce, Inc	32
1,737		Kimball International, Inc (Class B)	12
2,470		Knoll, Inc	52
2,433	*	Korn/Ferry International	54
1,184	*	LECG Corp	0	^
563	*	M&F Worldwide Corp	14
4,325		Manpower, Inc	272
1,316		McGrath RentCorp	36
1,459	*	Metalico, Inc	9
1,391		Mine Safety Appliances Co	51
757	*	Mistras Group, Inc	13
2,280	*	Mobile Mini, Inc	55

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

514		Multi-Color Corp	$10
2,873	*	Navigant Consulting, Inc	29
4,540	*	NIELSEN HOLDINGS B.V.	124
1,673	*	On Assignment, Inc	16
11,219		Pitney Bowes, Inc	288
10,896		R.R. Donnelley & Sons Co	206
16,650		Republic Services, Inc	500
2,774		Resources Connection, Inc	54
7,931		Robert Half International, Inc	243
3,219		Rollins, Inc	65
977		Schawk, Inc (Class A)	19
913	*	School Specialty, Inc	13
3,429	*	Spherion Corp	48
672	*	Standard Parking Corp	12
1,179		Standard Register Co	4
3,734		Steelcase, Inc (Class A)	43
4,348	*	Stericycle, Inc	386
2,192	*	SYKES Enterprises, Inc	43
1,110	*	Team, Inc	29
3,264	*	Tetra Tech, Inc	81
2,310		Towers Watson & Co	128
2,350	*	TrueBlue, Inc	39
664		Unifirst Corp	35
1,202		United Stationers, Inc	85
4,998	*	Verisk Analytics, Inc	164
1,084		Viad Corp	26
205		VSE Corp	6
5,901		Waste Connections, Inc	170
25,233		Waste Management, Inc	942

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,847

CONSUMER DURABLES & APPAREL - 1.5%
2,117	*	American Apparel, Inc	2
2,371		American Greetings Corp (Class A)	56
653	*	Arctic Cat, Inc	10
3,225	*	Ascena Retail Group, Inc	104
2,994	*	Beazer Homes USA, Inc	14
386		Blyth, Inc	13
4,839		Brunswick Corp	123
3,430		Callaway Golf Co	23
2,938	*	Carter’s, Inc	84
379	*	Cavco Industries, Inc	17
442		Cherokee, Inc	8
15,721		Coach, Inc	818
562		Columbia Sportswear Co	33
4,890	*	CROCS, Inc	87
269		CSS Industries, Inc	5
481	*	Culp, Inc	4
2,023	*	Deckers Outdoor Corp	174
14,750		DR Horton, Inc	172
14,610	*	Eastman Kodak Co	47
1,299		Ethan Allen Interiors, Inc	29
7,798		Fortune Brands, Inc	483
2,682	*	Fossil, Inc	251
2,907	*	Furniture Brands International, Inc	13
5,941		Garmin Ltd	201
811	*	G-III Apparel Group Ltd	30
5,029	*	Hanesbrands, Inc	136
3,541		Harman International Industries, Inc	166
6,700		Hasbro, Inc	314
1,630	*	Helen of Troy Ltd	48
680		Hooker Furniture Corp	8
2,297	*	Hovnanian Enterprises, Inc (Class A)	8
3,571	*	Iconix Brand Group, Inc	77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

950	*	iRobot Corp	$31
1,657	*	Jakks Pacific, Inc	32
4,840		Jarden Corp	172
509	*	Joe’s Jeans, Inc	1
232	*	Johnson Outdoors, Inc	4
4,615		Jones Apparel Group, Inc	63
4,044		KB Home	50
500	*	Kenneth Cole Productions, Inc (Class A)	7
1,430	*	K-Swiss, Inc (Class A)	16
39		Lacrosse Footwear, Inc	1
2,552	*	La-Z-Boy, Inc	24
1,909	*	Leapfrog Enterprises, Inc	8
7,834		Leggett & Platt, Inc	192
7,949		Lennar Corp (Class A)	144
847	*	Libbey, Inc	14
362	*	Lifetime Brands, Inc	6
5,008	*	Liz Claiborne, Inc	27
862	*	M/I Homes, Inc	13
1,202	*	Maidenform Brands, Inc	34
1,066	*	Marine Products Corp	9
19,289		Mattel, Inc	481
2,061		MDC Holdings, Inc	52
1,694	*	Meritage Homes Corp	41
3,006	*	Mohawk Industries, Inc	184
817	*	Movado Group, Inc	12
14,687		Newell Rubbermaid, Inc	281
18,768		Nike, Inc (Class B)	1,421
293	*	NVR, Inc	222
733		Oxford Industries, Inc	25
804	*	Perry Ellis International, Inc	22
2,991		Phillips-Van Heusen Corp	195
1,645		Polaris Industries, Inc	143
2,959		Polo Ralph Lauren Corp (Class A)	366
2,627		Pool Corp	63
17,820	*	Pulte Homes, Inc	132
6,801	*	Quiksilver, Inc	30
1,217	*	RC2 Corp	34
444		RG Barry Corp	6
673	*	Russ Berrie & Co, Inc	5
2,334		Ryland Group, Inc	37
2,732	*	Sealy Corp	7
1,823	*	Skechers U.S.A., Inc (Class A)	37
442		Skyline Corp	9
2,979	*	Smith & Wesson Holding Corp	11
5,166	*	Standard-Pacific Corp	19
8,347		Stanley Works	639
288	*	Steinway Musical Instruments, Inc	6
1,192	*	Steven Madden Ltd	56
957		Sturm Ruger & Co, Inc	22
3,418	*	Tempur-Pedic International, Inc	173
2,073	*	Timberland Co (Class A)	86
6,926	*	Toll Brothers, Inc	137
1,435	*	True Religion Apparel, Inc	34
3,339		Tupperware Corp	199
1,864	*	Under Armour, Inc (Class A)	127
489	*	Unifi, Inc	8
787	*	Universal Electronics, Inc	23
500	*	Vera Bradley, Inc	21
4,474		VF Corp	441
977		Volcom, Inc	18
2,341	*	Warnaco Group, Inc	134
378		Weyco Group, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

3,974		Whirlpool Corp	$339
2,109		Wolverine World Wide, Inc	79

		TOTAL CONSUMER DURABLES & APPAREL	10,792

CONSUMER SERVICES - 2.2%
1,322	*	AFC Enterprises	20
1,219		Ambassadors Group, Inc	13
960	*	American Public Education, Inc	39
1,418		Ameristar Casinos, Inc	25
6,794	*	Apollo Group, Inc (Class A)	283
641	*	Archipelago Learning, Inc	5
2,931	*	Bally Technologies, Inc	111
896	*	BJ’s Restaurants, Inc	35
1,131	*	Bluegreen Corp	5
1,700		Bob Evans Farms, Inc	55
1,718	*	Boyd Gaming Corp	16
580	*	Bravo Brio Restaurant Group, Inc	10
1,029	*	Bridgepoint Education, Inc	18
5,407		Brinker International, Inc	137
937	*	Buffalo Wild Wings, Inc	51
1,029	*	California Pizza Kitchen, Inc	17
846	*	Cambium Learning Group, Inc	3
888	*	Capella Education Co	44
3,445	*	Career Education Corp	78
404	*	Caribou Coffee Co, Inc	4
22,550		Carnival Corp	865
1,126		CBRL Group, Inc	55
1,153		CEC Entertainment, Inc	44
3,164	*	Cheesecake Factory	95
1,665	*	Chipotle Mexican Grill, Inc (Class A)	454
1,471		Choice Hotels International, Inc	57
533		Churchill Downs, Inc	22
1,574	*	Coinstar, Inc	72
4,659	*	Corinthian Colleges, Inc	21
276		CPI Corp	6
7,445		Darden Restaurants, Inc	366
6,036	*	Denny’s Corp	25
3,362		DeVry, Inc	185
858	*	DineEquity, Inc	47
2,316	*	Domino’s Pizza, Inc	43
1,290	*	Education Management Corp	27
289		Einstein Noah Restaurant Group, Inc	5
1,754	*	Gaylord Entertainment Co	61
1,646	*	Grand Canyon Education, Inc	24
16,043		H&R Block, Inc	268
3,288		Hillenbrand, Inc	71
2,300	*	Hyatt Hotels Corp	99
15,766		International Game Technology	256
1,433		International Speedway Corp (Class A)	43
2,163	*	Interval Leisure Group, Inc	35
1,142	*	Isle of Capri Casinos, Inc	11
1,704	*	ITT Educational Services, Inc	123
2,907	*	Jack in the Box, Inc	66
3,249	*	Jamba, Inc	7
1,265	*	K12, Inc	43
3,561	*	Krispy Kreme Doughnuts, Inc	25
18,237	*	Las Vegas Sands Corp	770
522		Learning Tree International, Inc	5
2,155	*	Life Time Fitness, Inc	80
870		Lincoln Educational Services Corp	14
638		Mac-Gray Corp	10
1,242		Marcus Corp	14
14,431		Marriott International, Inc (Class A)	513
1,582		Matthews International Corp (Class A)	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

812	*	McCormick & Schmick’s Seafood Restaurants, Inc	$6
55,802		McDonald’s Corp	4,246
16,061	*	MGM Mirage	211
604	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	11
1,276	*	Multimedia Games, Inc	7
386		National American University Holdings, Inc	3
1,279	*	O’Charleys, Inc	8
4,684	*	Orient-Express Hotels Ltd (Class A)	58
1,518	*	Panera Bread Co (Class A)	193
1,116	*	Papa John’s International, Inc	35
462	*	Peet’s Coffee & Tea, Inc	22
3,623	*	Penn National Gaming, Inc	134
1,227		PF Chang’s China Bistro, Inc	57
3,407	*	Pinnacle Entertainment, Inc	46
394	*	Pre-Paid Legal Services, Inc	26
705	*	Princeton Review, Inc	0	^
490	*	Red Lion Hotels Corp	4
957	*	Red Robin Gourmet Burgers, Inc	26
2,615		Regis Corp	46
6,968	*	Royal Caribbean Cruises Ltd	288
3,070	*	Ruby Tuesday, Inc	40
1,588	*	Ruth’s Chris Steak House, Inc	8
2,868	*	Scientific Games Corp (Class A)	25
13,457		Service Corp International	149
2,802	*	Shuffle Master, Inc	30
3,411	*	Sonic Corp	31
3,535		Sotheby’s (Class A)	186
819		Speedway Motorsports, Inc	13
38,775		Starbucks Corp	1,433
10,017		Starwood Hotels & Resorts Worldwide, Inc	582
84	*	Steak N Shake Co	36
956	*	Steiner Leisure Ltd	44
4,084		Stewart Enterprises, Inc (Class A)	31
735		Strayer Education, Inc	96
1,510	*	Summit Hotel Properties, Inc	15
3,228		Texas Roadhouse, Inc (Class A)	55
1,448		Universal Technical Institute, Inc	28
1,845	*	Vail Resorts, Inc	90
1,692		Weight Watchers International, Inc	119
17,379		Wendy’s/Arby’s Group, Inc (Class A)	87
2,997	*	WMS Industries, Inc	106
9,502		Wyndham Worldwide Corp	302
3,957		Wynn Resorts Ltd	504
24,342		Yum! Brands, Inc	1,251

		TOTAL CONSUMER SERVICES	16,651

DIVERSIFIED FINANCIALS - 6.8%
3,111		Advance America Cash Advance Centers, Inc	17
2,591	*	Affiliated Managers Group, Inc	283
17,707	*	American Capital Ltd	175
54,317		American Express Co	2,455
13,246		Ameriprise Financial, Inc	809
9,666		Apollo Investment Corp	117
10,143		Ares Capital Corp	171
1,707		Artio Global Investors, Inc	28
1,058	*	Asset Acceptance Capital Corp	6
428		Asta Funding, Inc	4
520,560		Bank of America Corp	6,939
62,753		Bank of New York Mellon Corp	1,874
2,748		BGC Partners, Inc (Class A)	26
2,986		BlackRock Kelso Capital Corp	30
4,841		BlackRock, Inc	973
3,645	*	Broadpoint Securities Group, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,288		Calamos Asset Management, Inc (Class A)	$21
23,759		Capital One Financial Corp	1,235
151		Capital Southwest Corp	14
1,565		Cash America International, Inc	72
500		CBOE Holdings, Inc	14
51,606		Charles Schwab Corp	930
1,097,683	*	Citigroup, Inc	4,852
3,392		CME Group, Inc	1,023
1,086		Cohen & Steers, Inc	32
1,682		Compass Diversified Trust	25
879		CompuCredit Corp	6
1,382	*	Cowen Group, Inc	6
302	*	Credit Acceptance Corp	21
118		Diamond Hill Investment Group, Inc	9
27,995		Discover Financial Services	675
1,983	*	Dollar Financial Corp	41
800		Duff & Phelps Corp	13
11,625	*	E*Trade Financial Corp	182
6,232		Eaton Vance Corp	201
860	*	Encore Capital Group, Inc	20
737		Epoch Holding Corp	12
820		Evercore Partners, Inc (Class A)	28
2,322	*	Ezcorp, Inc (Class A)	73
2,692	*	FBR Capital Markets Corp	10
4,555		Federated Investors, Inc (Class B)	122
973		Fifth Street Finance Corp	13
672	*	Financial Engines, Inc	19
1,630	*	First Cash Financial Services, Inc	63
3,742	*	First Marblehead Corp	8
7,721		Franklin Resources, Inc	966
352		Friedman Billings Ramsey Group, Inc (Class A)	11
950		FXCM, Inc	12
448		GAMCO Investors, Inc (Class A)	21
3,928		GFI Group, Inc	20
1,256		Gladstone Capital Corp	14
1,326		Gladstone Investment Corp	10
26,771		Goldman Sachs Group, Inc	4,242
404		Golub Capital BDC, Inc	6
450	*	Green Dot Corp	19
1,634		Greenhill & Co, Inc	107
1,395	*	Harris & Harris Group, Inc	7
1,766		Hercules Technology Growth Capital, Inc	19
991	*	HFF, Inc (Class A)	15
2,025		Interactive Brokers Group, Inc (Class A)	32
3,907	*	IntercontinentalExchange, Inc	483
675	*	International Assets Holding Corp	17
1,945	*	Internet Capital Group, Inc	28
24,132		Invesco Ltd	617
2,567	*	Investment Technology Group, Inc	47
42,000		iShares Russell 3000 Index Fund	3,329
9,425		Janus Capital Group, Inc	118
6,156		Jefferies Group, Inc	154
822		JMP Group, Inc	7
206,503		JPMorgan Chase & Co	9,520
597		Kayne Anderson Energy Development Co	12
1,881		KBW, Inc	49
5,321	*	Knight Capital Group, Inc (Class A)	71
1,992	*	LaBranche & Co, Inc	8
5,033	*	Ladenburg Thalmann Financial Services, Inc	6
4,853		Lazard Ltd (Class A)	202
8,040		Legg Mason, Inc	290
10,310		Leucadia National Corp	387
560		Life Partners Holdings, Inc	4
700	*	LPL Investment Holdings, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

647		Main Street Capital Corp	$12
1,518		MarketAxess Holdings, Inc	37
3,668		MCG Capital Corp	24
872		Medallion Financial Corp	8
4,787	*	MF Global Holdings Ltd	40
10,845		Moody’s Corp	368
78,313		Morgan Stanley	2,139
5,783	*	MSCI, Inc (Class A)	213
1,507		MVC Capital, Inc	21
7,090	*	Nasdaq Stock Market, Inc	183
1,305		Nelnet, Inc (Class A)	29
1,400	*	Netspend Holdings, Inc	15
959	*	NewStar Financial, Inc	10
1,181		NGP Capital Resources Co	11
12,539		Northern Trust Corp	636
13,816		NYSE Euronext	486
448		Oppenheimer Holdings, Inc	15
2,681		optionsXpress Holdings, Inc	49
1,696		PennantPark Investment Corp	20
879	*	Penson Worldwide, Inc	6
2,946	*	PHH Corp	64
1,198	*	Pico Holdings, Inc	36
935	*	Piper Jaffray Cos	39
964	*	Portfolio Recovery Associates, Inc	82
1,195	*	Primus Guaranty Ltd	6
3,632		Prospect Capital Corp	44
5,235		Raymond James Financial, Inc	200
1,299	*	Safeguard Scientifics, Inc	26
870		Sanders Morris Harris Group, Inc	7
7,899		SEI Investments Co	189
25,584	*	SLM Corp	391
305		Solar Capital Ltd	7
25,908		State Street Corp	1,164
1,826	*	Stifel Financial Corp	131
1,726		SWS Group, Inc	10
13,471		T Rowe Price Group, Inc	895
11,821		TD Ameritrade Holding Corp	247
456		THL Credit, Inc	6
1,245		TICC Capital Corp	14
2,123	*	TradeStation Group, Inc	15
426		Triangle Capital Corp	8
354	*	Virtus Investment Partners, Inc	21
4,579		Waddell & Reed Financial, Inc (Class A)	186
322		Westwood Holdings Group, Inc	13
876	*	World Acceptance Corp	57

		TOTAL DIVERSIFIED FINANCIALS	52,708

ENERGY - 12.3%
2,008	*	Abraxas Petroleum Corp	12
783		Alon USA Energy, Inc	11
6,407	*	Alpha Natural Resources, Inc	380
25,601		Anadarko Petroleum Corp	2,097
19,789		Apache Corp	2,591
568		APCO Argentina, Inc	49
546	*	Approach Resources, Inc	18
8,603		Arch Coal, Inc	310
2,356	*	ATP Oil & Gas Corp	43
2,656	*	Atwood Oceanics, Inc	123
22,166		Baker Hughes, Inc	1,628
1,205	*	Basic Energy Services, Inc	31
2,676		Berry Petroleum Co (Class A)	135
2,422	*	Bill Barrett Corp	97
4,811	*	BPZ Energy, Inc	26
6,161	*	Brigham Exploration Co	229

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,671	*	Bristow Group, Inc	$79
5,319		Cabot Oil & Gas Corp	282
4,578	*	Cal Dive International, Inc	32
1,294	*	Callon Petroleum Co	10
12,915	*	Cameron International Corp	737
872		CARBO Ceramics, Inc	123
1,637	*	Carrizo Oil & Gas, Inc	60
3,135	*	Cheniere Energy, Inc	29
33,502		Chesapeake Energy Corp	1,123
104,261		Chevron Corp	11,201
4,254		Cimarex Energy Co	490
326	*	Clayton Williams Energy, Inc	34
2,252	*	Clean Energy Fuels Corp	37
1,710	*	Cloud Peak Energy, Inc	37
4,200	*	Cobalt International Energy, Inc	71
3,823	*	Complete Production Services, Inc	122
2,095	*	Comstock Resources, Inc	65
5,242	*	Concho Resources, Inc	562
77,203		ConocoPhillips	6,165
11,599		Consol Energy, Inc	622
582	*	Contango Oil & Gas Co	37
1,662	*	Continental Resources, Inc	119
2,332		Core Laboratories NV	238
2,304		Crosstex Energy, Inc	23
1,581	*	CVR Energy, Inc	37
474	*	Dawson Geophysical Co	21
683		Delek US Holdings, Inc	9
10,625	*	Delta Petroleum Corp	10
20,375	*	Denbury Resources, Inc	497
23,312	*	Devon Energy Corp	2,139
2,362		DHT Maritime, Inc	11
3,643		Diamond Offshore Drilling, Inc	283
4,177	*	Dresser-Rand Group, Inc	224
1,762	*	Dril-Quip, Inc	139
36,915		El Paso Corp	664
972	*	Endeavour International Corp	12
1,505	*	Energy Partners Ltd	27
3,786	*	Energy XXI Bermuda Ltd	129
13,836		EOG Resources, Inc	1,640
7,328		Equitable Resources, Inc	366
668	*	Evolution Petroleum Corp	5
7,607		EXCO Resources, Inc	157
3,340	*	Exterran Holdings, Inc	79
264,712		Exxon Mobil Corp	22,270
6,423	*	FMC Technologies, Inc	607
5,981	*	Forest Oil Corp	226
5,706		Frontier Oil Corp	167
2,722		Frontline Ltd	67
2,157	*	FX Energy, Inc	18
2,282	*	Gastar Exploration Ltd	11
2,956		General Maritime Corp	6
673	*	Georesources, Inc	21
238	*	Global Geophysical Services, Inc	3
4,490	*	Global Industries Ltd	44
1,351	*	GMX Resources, Inc	8
2,142		Golar LNG Ltd	55
1,342	*	Goodrich Petroleum Corp	30
827	*	Green Plains Renewable Energy, Inc	10
727		Gulf Island Fabrication, Inc	23
1,244	*	Gulfmark Offshore, Inc	55
1,573	*	Gulfport Energy Corp	57
47,031		Halliburton Co	2,344
1,747	*	Harvest Natural Resources, Inc	27
5,489	*	Helix Energy Solutions Group, Inc	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,981		Helmerich & Payne, Inc	$342
5,516	*	Hercules Offshore, Inc	36
15,406		Hess Corp	1,313
2,360		Holly Corp	143
1,230	*	Hornbeck Offshore Services, Inc	38
928		Houston American Energy Corp	14
6,899	*	International Coal Group, Inc	78
6,522	*	ION Geophysical Corp	83
61	*	Isramco, Inc	4
1,514	*	James River Coal Co	37
6,661	*	Key Energy Services, Inc	104
1,036		Knightsbridge Tankers Ltd	26
6,235	*	Kodiak Oil & Gas Corp	42
843	*	L&L Energy, Inc	6
1,577		Lufkin Industries, Inc	147
2,510	*	Magnum Hunter Resources Corp	22
36,981		Marathon Oil Corp	1,971
5,448		Massey Energy Co	372
1,545	*	Matrix Service Co	22
12,545	*	McDermott International, Inc	319
4,297	*	McMoRan Exploration Co	76
738	*	Miller Petroleum, Inc	4
9,854		Murphy Oil Corp	723
15,083	*	Nabors Industries Ltd	458
21,659		National Oilwell Varco, Inc	1,717
714	*	Natural Gas Services Group, Inc	13
7,055	*	Newfield Exploration Co	536
4,752	*	Newpark Resources, Inc	37
9,082		Noble Energy, Inc	878
2,356		Nordic American Tanker Shipping	59
2,245	*	Northern Oil And Gas, Inc	60
2,800	*	Oasis Petroleum, Inc	89
42,113		Occidental Petroleum Corp	4,400
2,956	*	Oceaneering International, Inc	264
2,669	*	Oil States International, Inc	203
1,191		Overseas Shipholding Group, Inc	38
246	*	OYO Geospace Corp	24
2,542	*	Pacific Asia Petroleum, Inc	4
447		Panhandle Oil and Gas, Inc (Class A)	14
6,555	*	Parker Drilling Co	45
3,837	*	Patriot Coal Corp	99
8,139		Patterson-UTI Energy, Inc	239
13,992		Peabody Energy Corp	1,007
2,491		Penn Virginia Corp	42
15,983	*	PetroHawk Energy Corp	392
1,000	*	Petroleum Development Corp	48
2,768	*	Petroquest Energy, Inc	26
882	*	PHI, Inc	20
2,681	*	Pioneer Drilling Co	37
5,942		Pioneer Natural Resources Co	606
7,413	*	Plains Exploration & Production Co	269
9,282	*	Pride International, Inc	399
9,263		Questar Market Resources, Inc	376
6,285	*	Quicksilver Resources, Inc	90
2,531	*	RAM Energy Resources, Inc	5
8,313		Range Resources Corp	486
11,466	*	Rentech, Inc	14
2,024	*	Resolute Energy Corp	37
1,826	*	Rex Energy Corp	21
303	*	Rex Stores Corp	5
2,800	*	Rosetta Resources, Inc	133
6,060	*	Rowan Cos, Inc	268
2,193		RPC, Inc	56
18,950	*	SandRidge Energy, Inc	243

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

70,876		Schlumberger Ltd	$6,610
625	*	Scorpio Tankers, Inc	6
1,081		SEACOR Holdings, Inc	100
2,365		Ship Finance International Ltd	49
6,440		Southern Union Co	184
18,036	*	Southwestern Energy Co	775
33,650		Spectra Energy Corp	915
3,375		St. Mary Land & Exploration Co	250
1,953	*	Stone Energy Corp	65
6,379		Sunoco, Inc	291
4,141	*	Superior Energy Services	170
1,867	*	Swift Energy Co	80
3,388	*	Syntroleum Corp	8
680		Targa Resources Investments, Inc	25
2,240		Teekay Corp	83
1,125		Teekay Tankers Ltd (Class A)	12
1,600	*	Tesco Corp	35
7,483	*	Tesoro Corp	201
4,241	*	Tetra Technologies, Inc	65
2,548		Tidewater, Inc	153
7,743	*	TransAtlantic Petroleum Ltd	24
8,044	*	Ultra Petroleum Corp	396
500	*	Union Drilling, Inc	5
2,117	*	Unit Corp	131
2,636	*	Uranium Energy Corp	11
5,759	*	USEC, Inc	25
3,520		Vaalco Energy, Inc	27
29,032		Valero Energy Corp	866
4,769	*	Vantage Drilling Co	9
1,058	*	Venoco, Inc	18
1,693		W&T Offshore, Inc	39
3,436	*	Warren Resources, Inc	17
38,440	*	Weatherford International Ltd	869
2,614	*	Western Refining, Inc	44
6,186	*	Whiting Petroleum Corp	454
2,395	*	Willbros Group, Inc	26
30,051		Williams Cos, Inc	937
3,096		World Fuel Services Corp	126

		TOTAL ENERGY	96,450

FOOD & STAPLES RETAILING - 1.9%
962		Andersons, Inc	47
66		Arden Group, Inc (Class A)	5
2,786	*	BJ’s Wholesale Club, Inc	136
1,965		Casey’s General Stores, Inc	77
22,786		Costco Wholesale Corp	1,671
70,478		CVS Corp	2,419
600	*	Fresh Market, Inc	23
700		Ingles Markets, Inc (Class A)	14
33,647		Kroger Co	806
656		Nash Finch Co	25
1,214	*	Pantry, Inc	18
811		Pricesmart, Inc	30
23,788	*	Rite Aid Corp	25
2,157		Ruddick Corp	83
19,849		Safeway, Inc	467
1,382		Spartan Stores, Inc	20
11,240		Supervalu, Inc	100
233	*	Susser Holdings Corp	3
30,489		Sysco Corp	845
2,218	*	United Natural Foods, Inc	99
424		Village Super Market (Class A)	12
47,932		Walgreen Co	1,924
100,872		Wal-Mart Stores, Inc	5,250

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

311		Weis Markets, Inc	$13
7,145		Whole Foods Market, Inc	471
2,891	*	Winn-Dixie Stores, Inc	21

		TOTAL FOOD & STAPLES RETAILING	14,604

FOOD, BEVERAGE & TOBACCO - 4.9%
246		Alico, Inc	7
5,454	*	Alliance One International, Inc	22
108,180		Altria Group, Inc	2,816
33,477		Archer Daniels Midland Co	1,206
1,189		B&G Foods, Inc (Class A)	22
400	*	Boston Beer Co, Inc (Class A)	37
5,558		Brown-Forman Corp (Class B)	380
7,623		Bunge Ltd	551
555		Calavo Growers, Inc	12
803		Cal-Maine Foods, Inc	24
9,440		Campbell Soup Co	313
3,635	*	Central European Distribution Corp	41
2,584	*	Chiquita Brands International, Inc	40
263		Coca-Cola Bottling Co Consolidated	18
109,306		Coca-Cola Co	7,252
16,847		Coca-Cola Enterprises, Inc	460
22,823		ConAgra Foods, Inc	542
9,688	*	Constellation Brands, Inc (Class A)	196
3,972		Corn Products International, Inc	206
4,436	*	Darling International, Inc	68
9,678	*	Dean Foods Co	97
1,154		Diamond Foods, Inc	64
1,712	*	Dole Food Co, Inc	23
11,668		Dr Pepper Snapple Group, Inc	434
616		Farmer Bros Co	7
3,651		Flowers Foods, Inc	99
2,084		Fresh Del Monte Produce, Inc	54
34,570		General Mills, Inc	1,264
5,934	*	Green Mountain Coffee Roasters, Inc	383
149		Griffin Land & Nurseries, Inc (Class A)	5
16,405		H.J. Heinz Co	801
2,173	*	Hain Celestial Group, Inc	70
3,445	*	Hansen Natural Corp	207
4,668	*	Heckmann Corp	31
8,128		Hershey Co	442
7,094		Hormel Foods Corp	198
740		Imperial Sugar Co	10
800		J&J Snack Foods Corp	38
6,296		J.M. Smucker Co	449
366	*	John B. Sanfilippo & Son, Inc	4
13,309		Kellogg Co	718
83,093		Kraft Foods, Inc (Class A)	2,606
975		Lancaster Colony Corp	59
1,626		Lance, Inc	32
443		Limoneira Co	11
7,939		Lorillard, Inc	754
6,903		McCormick & Co, Inc	330
10,832		Mead Johnson Nutrition Co	628
621		Mgp Ingredients, Inc	5
6,834		Molson Coors Brewing Co (Class B)	320
621		National Beverage Corp	9
83,667		PepsiCo, Inc	5,389
96,082		Philip Morris International, Inc	6,306
2,432	*	Pilgrim’s Pride Corp	19
2,846	*	Ralcorp Holdings, Inc	195
17,224		Reynolds American, Inc	612
1,203		Sanderson Farms, Inc	55
31,939		Sara Lee Corp	564

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

365	*	Seneca Foods Corp	$11
3,778	*	Smart Balance, Inc	17
6,686	*	Smithfield Foods, Inc	161
4,200	*	Star Scientific, Inc	19
889	*	Synutra International, Inc	10
1,188		Tootsie Roll Industries, Inc	34
1,621	*	TreeHouse Foods, Inc	92
15,785		Tyson Foods, Inc (Class A)	303
1,060		Universal Corp	46
2,395		Vector Group Ltd	42

		TOTAL FOOD, BEVERAGE & TOBACCO	38,240

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
1,214	*	Abaxis, Inc	35
1,811	*	Abiomed, Inc	26
629	*	Accretive Health, Inc	17
2,669	*	Accuray, Inc	24
20,612		Aetna, Inc	772
677	*	Air Methods Corp	46
3,597		Alcon, Inc	595
3,127	*	Align Technology, Inc	64
94	*	Alimera Sciences, Inc	1
1,316	*	Alliance Imaging, Inc	6
2,099	*	Allied Healthcare International, Inc	5
5,972	*	Allscripts Healthcare Solutions, Inc	125
380	*	Almost Family, Inc	14
2,729	*	Alphatec Holdings, Inc	7
1,533	*	Amedisys, Inc	54
425		America Service Group, Inc	11
608	*	American Dental Partners, Inc	8
3,974	*	American Medical Systems Holdings, Inc	86
2,741	*	Amerigroup Corp	176
14,943		AmerisourceBergen Corp	591
2,008	*	AMN Healthcare Services, Inc	17
1,528	*	Amsurg Corp	39
711		Analogic Corp	40
1,310	*	Angiodynamics, Inc	20
3,605	*	Antares Pharma, Inc	6
1,336	*	Arthrocare Corp	45
553	*	Assisted Living Concepts, Inc (A Shares)	22
1,737	*	athenahealth, Inc	79
86		Atrion Corp	15
4,899		Bard (C.R.), Inc	486
31,106		Baxter International, Inc	1,673
3,474		Beckman Coulter, Inc	289
12,006		Becton Dickinson & Co	956
1,242	*	Bio-Reference Labs, Inc	28
2,298	*	BioScrip, Inc	11
78,995	*	Boston Scientific Corp	568
4,417	*	Brookdale Senior Living, Inc	124
711		Cantel Medical Corp	18
1,396	*	Capital Senior Living Corp	15
18,620		Cardinal Health, Inc	766
1,317	*	CardioNet, Inc	6
9,008	*	CareFusion Corp	254
1,981	*	Catalyst Health Solutions, Inc	111
2,707	*	Centene Corp	89
3,464	*	Cerner Corp	385
1,975	*	Cerus Corp	6
1,154		Chemed Corp	77
671	*	Chindex International, Inc	11
14,625		Cigna Corp	648
5,083	*	Community Health Systems, Inc	203
590		Computer Programs & Systems, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,671	*	Conceptus, Inc	$24
1,595	*	Conmed Corp	42
1,564	*	Continucare Corp	8
2,399		Cooper Cos, Inc	167
467	*	Corvel Corp	25
7,805	*	Coventry Health Care, Inc	249
26,095	*	Covidien plc	1,355
2,234	*	Cross Country Healthcare, Inc	17
1,413	*	CryoLife, Inc	9
646	*	Cutera, Inc	5
1,543	*	Cyberonics, Inc	49
475	*	Cynosure, Inc (Class A)	7
5,335	*	DaVita, Inc	456
1,929	*	Delcath Systems, Inc	14
7,510		Dentsply International, Inc	278
3,033	*	DexCom, Inc	47
493	*	DynaVox, Inc	3
5,784	*	Edwards Lifesciences Corp	503
988	*	Electro-Optical Sciences, Inc	3
1,600	*	Emdeon, Inc	26
1,495	*	Emergency Medical Services Corp (Class A)	95
1,185	*	Emeritus Corp	30
2,539	*	Endologix, Inc	17
711		Ensign Group, Inc	23
408	*	Exactech, Inc	7
530	*	EXamWorks, Inc	12
28,510	*	Express Scripts, Inc	1,585
393	*	Five Star Quality Care, Inc	3
2,495	*	Gen-Probe, Inc	166
1,497	*	Gentiva Health Services, Inc	42
1,370	*	Greatbatch, Inc	36
1,153	*	Haemonetics Corp	76
1,363	*	Hanger Orthopedic Group, Inc	35
1,438	*	Hansen Medical, Inc	3
13,239	*	Health Management Associates, Inc (Class A)	144
5,253	*	Health Net, Inc	172
4,886	*	Healthsouth Corp	122
3,065	*	Healthspring, Inc	115
1,788	*	Healthways, Inc	27
490	*	HeartWare International, Inc	42
4,727	*	Henry Schein, Inc	332
3,333		Hill-Rom Holdings, Inc	127
1,403	*	HMS Holdings Corp	115
13,950	*	Hologic, Inc	310
8,723	*	Humana, Inc	610
632	*	ICU Medical, Inc	28
2,924	*	Idexx Laboratories, Inc	226
3,850	*	Immucor, Inc	76
2,021	*	Insulet Corp	42
1,114	*	Integra LifeSciences Holdings Corp	53
2,047	*	Intuitive Surgical, Inc	683
1,548		Invacare Corp	48
4,435	*	Inverness Medical Innovations, Inc	174
904	*	IPC The Hospitalist Co, Inc	41
1,079	*	IRIS International, Inc	10
520	*	Kensey Nash Corp	13
1,974	*	Kindred Healthcare, Inc	47
3,360	*	Kinetic Concepts, Inc	183
5,374	*	Laboratory Corp of America Holdings	495
498		Landauer, Inc	31
939	*	LCA-Vision, Inc	6
735	*	LHC Group, Inc	22
2,956	*	LifePoint Hospitals, Inc	119
5,117		Lincare Holdings, Inc	152

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,669	*	Magellan Health Services, Inc	$82
1,334	*	MAKO Surgical Corp	32
2,792		Masimo Corp	92
13,093		McKesson Corp	1,035
2,281	*	MedAssets, Inc	35
955	*	Medcath Corp	13
21,217	*	Medco Health Solutions, Inc	1,192
873	*	Medical Action Industries, Inc	7
975	*	Medidata Solutions, Inc	25
57,015		Medtronic, Inc	2,244
2,504	*	Merge Healthcare, Inc	12
2,245		Meridian Bioscience, Inc	54
1,469	*	Merit Medical Systems, Inc	29
2,267	*	Metropolitan Health Networks, Inc	11
1,682	*	Mettler-Toledo International, Inc	289
720	*	Molina Healthcare, Inc	29
620	*	MWI Veterinary Supply, Inc	50
216		National Healthcare Corp	10
1,662	*	Natus Medical, Inc	28
1,314	*	Neogen Corp	54
2,136	*	NuVasive, Inc	54
1,296	*	NxStage Medical, Inc	28
6,412		Omnicare, Inc	192
1,729	*	Omnicell, Inc	26
2,901	*	OraSure Technologies, Inc	23
1,010	*	Orthofix International NV	33
3,708	*	Orthovita, Inc	8
3,228		Owens & Minor, Inc	105
1,140	*	Palomar Medical Technologies, Inc	17
5,480		Patterson Cos, Inc	176
258	*	PDI, Inc	2
2,410	*	Pediatrix Medical Group, Inc	161
1,726	*	PharMerica Corp	20
617	*	Providence Service Corp	9
3,039	*	PSS World Medical, Inc	83
873		Quality Systems, Inc	73
7,348		Quest Diagnostics, Inc	424
1,220	*	Quidel Corp	15
1,200	*	RehabCare Group, Inc	44
8,078	*	Resmed, Inc	242
566	*	Rochester Medical Corp	6
3,216	*	RTI Biologics, Inc	9
1,011	*	Rural	17
2,500	*	Select Medical Holdings Corp	20
1,762	*	Sirona Dental Systems, Inc	88
1,374	*	Skilled Healthcare Group, Inc (Class A)	20
3,016	*	Solta Medical, Inc	10
766	*	SonoSite, Inc	25
1,958	*	Spectranetics Corp	9
17,334		St. Jude Medical, Inc	889
1,741	*	Staar Surgical Co	10
939	*	Stereotaxis, Inc	4
3,142		STERIS Corp	108
16,225		Stryker Corp	986
758	*	Sun Healthcare Group, Inc	11
2,773	*	Sunrise Senior Living, Inc	33
900	*	SurModics, Inc	11
3,234	*	SXC Health Solutions Corp	177
1,974	*	Symmetry Medical, Inc	19
1,913	*	Syneron Medical Ltd	25
768	*	Synovis Life Technologies, Inc	15
700	*	Team Health Holdings, Inc	12
2,103		Teleflex, Inc	122
25,436	*	Tenet Healthcare Corp	189

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,999	*	Thoratec Corp	$78
2,452	*	TomoTherapy, Inc	11
360	*	Transcend Services, Inc	9
979	*	Triple-S Management Corp (Class B)	20
2,569	*	Unilife Corp	15
58,857		UnitedHealth Group, Inc	2,660
1,661		Universal American Financial Corp	38
4,753		Universal Health Services, Inc (Class B)	235
701		US Physical Therapy, Inc	16
6,312	*	Varian Medical Systems, Inc	427
937	*	Vascular Solutions, Inc	10
4,634	*	VCA Antech, Inc	117
828	*	Vital Images, Inc	11
2,758	*	Volcano Corp	71
2,242	*	WellCare Health Plans, Inc	94
19,661		WellPoint, Inc	1,372
1,778		West Pharmaceutical Services, Inc	80
2,200	*	Wright Medical Group, Inc	37
246		Young Innovations, Inc	8
10,416	*	Zimmer Holdings, Inc	630
1,200	*	Zoll Medical Corp	54

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,556

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
4,324		Alberto-Culver Co	161
22,324		Avon Products, Inc	604
3,024	*	Central Garden and Pet Co (Class A)	28
3,465		Church & Dwight Co, Inc	275
7,444		Clorox Co	522
25,489		Colgate-Palmolive Co	2,058
1,265	*	Elizabeth Arden, Inc	38
3,706	*	Energizer Holdings, Inc	264
5,827		Estee Lauder Cos (Class A)	561
867		Female Health Co	4
3,165		Herbalife Ltd	257
735		Inter Parfums, Inc	14
21,337		Kimberly-Clark Corp	1,393
721	*	Medifast, Inc	14
83	*	Nature’s Sunshine Products, Inc	1
2,594		Nu Skin Enterprises, Inc (Class A)	75
602	*	Nutraceutical International Corp	9
45		Oil-Dri Corp of America	1
1,891	*	Prestige Brands Holdings, Inc	22
149,489		Procter & Gamble Co	9,208
575	*	Revlon, Inc (Class A)	9
93		Schiff Nutrition International, Inc	1
956	*	Spectrum Brands, Inc	27
312	*	USANA Health Sciences, Inc	11
886		WD-40 Co	37

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,594

INSURANCE - 3.8%
17,621		ACE Ltd	1,140
24,470		Aflac, Inc	1,292
348	*	Alleghany Corp	115
2,214		Allied World Assurance Co Holdings Ltd	139
27,706		Allstate Corp	880
3,620		American Equity Investment Life Holding Co	47
4,670		American Financial Group, Inc	164
6,384	*	American International Group, Inc	224
360		American National Insurance Co	28
622	*	American Safety Insurance Holdings Ltd	13
1,131	*	Amerisafe, Inc	25
1,200		Amtrust Financial Services, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,860		AON Corp	$893
2,476	*	Arch Capital Group Ltd	246
1,633		Argo Group International Holdings Ltd	54
5,455		Arthur J. Gallagher & Co	166
4,187		Aspen Insurance Holdings Ltd	115
5,997		Assurant, Inc	231
9,629		Assured Guaranty Ltd	143
6,234		Axis Capital Holdings Ltd	218
422		Baldwin & Lyons, Inc (Class B)	10
89,759	*	Berkshire Hathaway, Inc (Class B)	7,507
5,834		Brown & Brown, Inc	151
15,639		Chubb Corp	959
7,677		Cincinnati Financial Corp	252
2,162	*	Citizens, Inc (Class A)	16
1,391		CNA Financial Corp	41
1,100	*	CNA Surety Corp	28
11,895	*	Conseco, Inc	89
1,190		Crawford & Co (Class B)	6
2,592		Delphi Financial Group, Inc (Class A)	80
850		Donegal Group, Inc (Class A)	11
1,474	*	eHealth, Inc	20
168		EMC Insurance Group, Inc	4
2,273		Employers Holdings, Inc	47
2,424		Endurance Specialty Holdings Ltd	118
395	*	Enstar Group Ltd	39
1,505		Erie Indemnity Co (Class A)	107
3,116		Everest Re Group Ltd	275
881		FBL Financial Group, Inc (Class A)	27
12,242		Fidelity National Title Group, Inc (Class A)	173
5,526		First American Financial Corp	91
2,488		Flagstone Reinsurance Holdings Ltd	22
659	*	Fpic Insurance Group, Inc	25
24,828	*	Genworth Financial, Inc (Class A)	334
1,491	*	Greenlight Capital Re Ltd (Class A)	42
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	103
657		Harleysville Group, Inc	22
22,770		Hartford Financial Services Group, Inc	613
6,078		HCC Insurance Holdings, Inc	190
2,378	*	Hilltop Holdings, Inc	24
2,513		Horace Mann Educators Corp	42
704		Infinity Property & Casualty Corp	42
212		Kansas City Life Insurance Co	7
15,840		Lincoln National Corp	476
16,314		Loews Corp	703
2,909		Maiden Holdings Ltd	22
489	*	Markel Corp	203
28,415		Marsh & McLennan Cos, Inc	847
5,095		Max Capital Group Ltd	114
7,809	*	MBIA, Inc	78
2,850		Meadowbrook Insurance Group, Inc	29
1,373		Mercury General Corp	54
33,896		Metlife, Inc	1,516
3,864		Montpelier Re Holdings Ltd	68
2,320	*	National Financial Partners Corp	34
224		National Interstate Corp	5
56		National Western Life Insurance Co (Class A)	9
636	*	Navigators Group, Inc	33
13,769		Old Republic International Corp	175
1,314		OneBeacon Insurance Group Ltd (Class A)	18
3,999		PartnerRe Ltd	317
7,094	*	Phoenix Cos, Inc	19
2,129		Platinum Underwriters Holdings Ltd	81
1,106		Presidential Life Corp	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

547		Primerica, Inc	$14
16,901		Principal Financial Group	543
1,464	*	ProAssurance Corp	93
34,483		Progressive Corp	729
4,503		Protective Life Corp	120
24,209		Prudential Financial, Inc	1,491
3,866		Reinsurance Group of America, Inc (Class A)	243
2,876		RenaissanceRe Holdings Ltd	198
697		RLI Corp	40
678		Safety Insurance Group, Inc	31
999		SeaBright Insurance Holdings, Inc	10
2,700		Selective Insurance Group, Inc	47
2,506		Stancorp Financial Group, Inc	116
913		State Auto Financial Corp	17
1,214		Stewart Information Services Corp	13
1,869		Symetra Financial Corp	25
4,385		Torchmark Corp	291
2,163		Tower Group, Inc	52
3,338		Transatlantic Holdings, Inc	162
22,489		Travelers Cos, Inc	1,338
746	*	United America Indemnity Ltd	16
1,337		United Fire & Casualty Co	27
2,700		Unitrin, Inc	83
587		Universal Insurance Holdings, Inc	3
17,602		UnumProvident Corp	462
4,204		Validus Holdings Ltd	140
6,761		W.R. Berkley Corp	218
50		Wesco Financial Corp	19
404		White Mountains Insurance Group Ltd	147
16,482		XL Capital Ltd	405

		TOTAL INSURANCE	29,581

MATERIALS - 4.2%
1,660		A. Schulman, Inc	41
226	*	AEP Industries, Inc	7
10,954		Air Products & Chemicals, Inc	988
4,411		Airgas, Inc	293
5,809		AK Steel Holding Corp	92
4,862		Albemarle Corp	291
52,542		Alcoa, Inc	927
5,243		Allegheny Technologies, Inc	355
3,344	*	Allied Nevada Gold Corp	119
1,252		AMCOL International Corp	45
928		American Vanguard Corp	8
3,582		Aptargroup, Inc	180
1,189		Arch Chemicals, Inc	50
4,098		Ashland, Inc	237
1,755		Balchem Corp	66
9,626		Ball Corp	345
5,432		Bemis Co, Inc	178
3,150		Boise, Inc	29
1,200	*	Brush Engineered Materials, Inc	49
2,317		Buckeye Technologies, Inc	63
3,454		Cabot Corp	160
2,978	*	Calgon Carbon Corp	47
1,590	*	Capital Gold Corp	10
2,419		Carpenter Technology Corp	103
1,087	*	Castle (A.M.) & Co	21
8,280		Celanese Corp (Series A)	367
3,364	*	Century Aluminum Co	63
3,640		CF Industries Holdings, Inc	498
680	*	Clearwater Paper Corp	55
6,943		Cleveland-Cliffs, Inc	682
4,438	*	Coeur d’Alene Mines Corp	154

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,046		Commercial Metals Co	$104
1,745		Compass Minerals International, Inc	163
8,215	*	Crown Holdings, Inc	317
2,586		Cytec Industries, Inc	141
567		Deltic Timber Corp	38
2,260		Domtar Corporation	207
59,782		Dow Chemical Co	2,257
46,923		Du Pont (E.I.) de Nemours & Co	2,579
2,311		Eagle Materials, Inc	70
3,830		Eastman Chemical Co	380
12,124		Ecolab, Inc	619
4,514	*	Ferro Corp	75
3,844		FMC Corp	327
48,868		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,715
2,908	*	General Moly, Inc	16
1,622	*	Georgia Gulf Corp	60
2,406		Glatfelter	32
2,943		Globe Specialty Metals, Inc	67
12,807	*	Golden Star Resources Ltd	38
700	*	Graham Packaging Co, Inc	12
7,030	*	Graphic Packaging Holding Co	38
1,790		Greif, Inc (Class A)	117
2,571		H.B. Fuller Co	55
459		Hawkins, Inc	19
750		Haynes International, Inc	42
2,769	*	Headwaters, Inc	16
12,744	*	Hecla Mining Co	116
2,056	*	Horsehead Holding Corp	35
9,393		Huntsman Corp	163
1,126		Innophos Holdings, Inc	52
4,077		International Flavors & Fragrances, Inc	254
22,411		International Paper Co	676
2,253	*	Intrepid Potash, Inc	78
4,439	*	Jaguar Mining, Inc	23
620		Kaiser Aluminum Corp	31
2,023	*	Kapstone Paper and Packaging Corp	35
329		KMG Chemicals, Inc	7
1,077		Koppers Holdings, Inc	46
400	*	Kraton Polymers LLC	15
1,289	*	Landec Corp	8
6,361	*	Louisiana-Pacific Corp	67
901	*	LSB Industries, Inc	36
3,487		Lubrizol Corp	467
2,372		Martin Marietta Materials, Inc	213
9,021		MeadWestvaco Corp	274
566	*	Metals USA Holdings Corp	9
998		Minerals Technologies, Inc	68
1,000	*	Molycorp, Inc	60
28,234		Monsanto Co	2,040
8,114		Mosaic Co	639
1,570		Myers Industries, Inc	16
6,861		Nalco Holding Co	187
1,075		Neenah Paper, Inc	24
549		NewMarket Corp	87
24,822		Newmont Mining Corp	1,355
563		NL Industries, Inc	8
581	*	Noranda Aluminium Holding Corp	9
16,347		Nucor Corp	752
4,182		Olin Corp	96
529		Olympic Steel, Inc	17
1,636	*	OM Group, Inc	60
2,250	*	Omnova Solutions, Inc	18
8,712	*	Owens-Illinois, Inc	263
5,443		Packaging Corp of America	157

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,065		PolyOne Corp	$72
8,553		PPG Industries, Inc	814
15,823		Praxair, Inc	1,608
610		Quaker Chemical Corp	25
3,922		Reliance Steel & Aluminum Co	227
1,893		Rock-Tenn Co (Class A)	131
2,609	*	Rockwood Holdings, Inc	128
2,921		Royal Gold, Inc	153
6,836		RPM International, Inc	162
1,496	*	RTI International Metals, Inc	47
1,183		Schnitzer Steel Industries, Inc (Class A)	77
1,004		Schweitzer-Mauduit International, Inc	51
2,344		Scotts Miracle-Gro Co (Class A)	136
8,412		Sealed Air Corp	224
2,106	*	Senomyx, Inc	13
2,628		Sensient Technologies Corp	94
4,726		Sherwin-Williams Co	397
6,418		Sigma-Aldrich Corp	408
2,844		Silgan Holdings, Inc	108
6,548	*	Solutia, Inc	166
5,253		Sonoco Products Co	190
8,637		Southern Copper Corp (NY)	348
2,188	*	Spartech Corp	16
11,455		Steel Dynamics, Inc	215
417		Stepan Co	30
2,345	*	Stillwater Mining Co	54
1,361	*	STR Holdings, Inc	26
5,535		Temple-Inland, Inc	130
1,109		Texas Industries, Inc	50
175	*	Texas Petrochemicals, Inc	5
7,152	*	Thompson Creek Metals Co, Inc	90
4,523	*	Titanium Metals Corp	84
66	*	United States Lime & Minerals, Inc	3
7,587		United States Steel Corp	409
400	*	Universal Stainless & Alloy	14
1,179	*	US Energy Corp Wyoming	7
4,575	*	US Gold Corp	40
5,252		Valspar Corp	205
6,777		Vulcan Materials Co	309
3,082		Walter Energy, Inc	417
2,666		Wausau Paper Corp	20
893		Westlake Chemical Corp	50
3,205		Worthington Industries, Inc	67
3,834	*	WR Grace & Co	147
1,145		Zep, Inc	20
1,635	*	Zoltek Cos, Inc	22

		TOTAL MATERIALS	33,497

MEDIA - 3.2%
924	*	AH Belo Corp (Class A)	8
1,425		Arbitron, Inc	57
860	*	Ascent Media Corp (Series A)	42
713	*	Ballantyne Strong, Inc	5
5,182	*	Belo (A.H.) Corp (Class A)	46
12,329		Cablevision Systems Corp (Class A)	427
563	*	Carmike Cinemas, Inc	4
35,098		CBS Corp (Class B)	879
2,093	*	Central European Media Enterprises Ltd (Class A) Nasdaq	44
1,933		Cinemark Holdings, Inc	37
3,306	*	CKX, Inc	14
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	35
145,792		Comcast Corp (Class A)	3,604
1,802	*	Crown Media Holdings, Inc (Class A)	4
1,191	*	Cumulus Media, Inc (Class A)	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,555	*	Dex One Corp	$12
40,183	*	DIRECTV	1,880
15,026	*	Discovery Communications, Inc (Class A)	599
10,540		DISH Network Corp (Class A)	257
3,912	*	DreamWorks Animation SKG, Inc (Class A)	109
1,252	*	Entercom Communications Corp (Class A)	14
2,637	*	Entravision Communications Corp (Class A)	7
1,802	*	EW Scripps Co (Class A)	18
354	*	Fisher Communications, Inc	11
12,454		Gannett Co, Inc	190
629	*	Global Sources Ltd	7
1,804	*	Gray Television, Inc	4
2,075		Harte-Hanks, Inc	25
25,878		Interpublic Group of Cos, Inc	325
2,263		John Wiley & Sons, Inc (Class A)	115
2,807	*	Journal Communications, Inc (Class A)	17
1,587	*	Knology, Inc	20
3,031	*	Lamar Advertising Co (Class A)	112
1,757	*	Lee Enterprises, Inc	5
12,166	*	Liberty Global, Inc (Class A)	504
3,823	*	Liberty Media Corp - Capital (Series A)	282
2,686	*	Liberty Media Corp - Starz	208
1,798	*	Lin TV Corp (Class A)	11
3,620	*	Lions Gate Entertainment Corp	23
7,613	*	Live Nation, Inc	76
1,113	*	Lodgenet Entertainment Corp	4
3,359	*	Madison Square Garden, Inc	91
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	6
3,219	*	McClatchy Co (Class A)	11
16,191		McGraw-Hill Cos, Inc	638
878	*	Media General, Inc (Class A)	6
1,908		Meredith Corp	65
1,117		Morningstar, Inc	65
2,278		National CineMedia, Inc	42
6,290	*	New York Times Co (Class A)	59
119,248		News Corp (Class A)	2,094
542	*	Nexstar Broadcasting Group, Inc (Class A)	5
15,965		Omnicom Group, Inc	783
660		Outdoor Channel Holdings, Inc	5
1,637		Primedia, Inc	8
602	*	Radio One, Inc	1
264	*	ReachLocal, Inc	5
4,340		Regal Entertainment Group (Class A)	59
475	*	Rentrak Corp	13
1,378		Scholastic Corp	37
4,730		Scripps Networks Interactive (Class A)	237
3,111		Sinclair Broadcast Group, Inc (Class A)	39
205,247	*	Sirius XM Radio, Inc	341
598	*	SuperMedia, Inc	4
19,243		Thomson Corp	755
18,464		Time Warner Cable, Inc	1,317
59,509		Time Warner, Inc	2,124
2,618	*	Valassis Communications, Inc	76
98		Value Line, Inc	1
31,637		Viacom, Inc (Class B)	1,472
16,977		Virgin Media, Inc	472
101,550		Walt Disney Co	4,376
2,602	*	Warner Music Group Corp	18
279		Washington Post Co (Class B)	122
225	*	Westwood One, Inc	2
1,281		World Wrestling Entertainment, Inc (Class A)	16

		TOTAL MEDIA	25,411

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
80,031		Abbott Laboratories	$3,926
2,044	*	Acorda Therapeutics, Inc	47
991	*	Affymax, Inc	6
4,200	*	Affymetrix, Inc	22
17,995	*	Agilent Technologies, Inc	806
2,860	*	Akorn, Inc	16
1,600	*	Albany Molecular Research, Inc	7
4,735	*	Alexion Pharmaceuticals, Inc	467
2,038	*	Alexza Pharmaceuticals, Inc	3
5,209	*	Alkermes, Inc	67
15,837		Allergan, Inc	1,125
4,202	*	Allos Therapeutics, Inc	13
2,039	*	Alnylam Pharmaceuticals, Inc	20
1,109	*	AMAG Pharmaceuticals, Inc	19
49,631	*	Amgen, Inc	2,653
7,598	*	Amylin Pharmaceuticals, Inc	86
803	*	Ardea Biosciences, Inc	23
4,523	*	Arena Pharmaceuticals, Inc	6
5,377	*	Ariad Pharmaceuticals, Inc	40
2,036	*	Arqule, Inc	15
3,660	*	Array Biopharma, Inc	11
2,455	*	Auxilium Pharmaceuticals, Inc	53
3,528	*	AVANIR Pharmaceuticals, Inc	14
296	*	AVEO Pharmaceuticals, Inc	4
4,441	*	AVI BioPharma, Inc	8
1,205	*	BioCryst Pharmaceuticals, Inc	5
2,657	*	Biodel, Inc	6
12,462	*	Biogen Idec, Inc	915
5,472	*	BioMarin Pharmaceuticals, Inc	138
723	*	BioMimetic Therapeutics, Inc	9
1,030	*	Bio-Rad Laboratories, Inc (Class A)	124
3,493	*	Biosante Pharmaceuticals, Inc	7
215	*	Biospecifics Technologies Corp	5
1,108	*	Biotime, Inc	8
89,058		Bristol-Myers Squibb Co	2,354
3,825	*	Bruker BioSciences Corp	80
1,015	*	Cadence Pharmaceuticals, Inc	9
2,371	*	Caliper Life Sciences, Inc	16
1,815	*	Cambrex Corp	10
631	*	Caraco Pharmaceutical Laboratories Ltd	3
4,841	*	Celera Corp	39
24,230	*	Celgene Corp	1,394
1,638	*	Celldex Therapeutics, Inc	7
3,975	*	Cephalon, Inc	301
3,215	*	Cepheid, Inc	90
3,512	*	Charles River Laboratories International, Inc	135
1,640	*	Chelsea Therapeutics International, Inc	6
1,196	*	China Aoxing Pharmaceutical Co, Inc	3
643	*	Clinical Data, Inc	20
442	*	Codexis, Inc	5
2,926	*	Combinatorx, Inc	7
1,326	*	Corcept Therapeutics, Inc	6
318	*	Cornerstone Therapeutics, Inc	2
3,457	*	Covance, Inc	189
3,370	*	Cubist Pharmaceuticals, Inc	85
673	*	Cumberland Pharmaceuticals, Inc	4
3,574	*	Curis, Inc	12
1,702	*	Cytokinetics, Inc	3
1,586	*	Cytori Therapeutics, Inc	12
5,546	*	Cytrx	5
7,690	*	Dendreon Corp	288
2,984	*	Depomed, Inc	30
911	*	Dionex Corp	107
3,494	*	Durect Corp	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,970	*	Dyax Corp	$8
3,782	*	Dynavax Technologies Corp	10
53,111		Eli Lilly & Co	1,868
834	*	Emergent Biosolutions, Inc	20
6,095	*	Endo Pharmaceuticals Holdings, Inc	233
1,864	*	Enzo Biochem, Inc	8
2,632	*	Enzon Pharmaceuticals, Inc	29
2,888	*	eResearch Technology, Inc	20
1,856	*	Exact Sciences Corp	14
5,381	*	Exelixis, Inc	61
14,874	*	Forest Laboratories, Inc	480
512	*	Furiex Pharmaceuticals Inc	9
810	*	Genomic Health, Inc	20
13,957	*	Genzyme Corp	1,063
4,973	*	Geron Corp	25
41,474	*	Gilead Sciences, Inc	1,760
3,942	*	Halozyme Therapeutics, Inc	26
458	*	Hi-Tech Pharmacal Co, Inc	9
8,495	*	Hospira, Inc	469
9,905	*	Human Genome Sciences, Inc	272
1,895	*	Idenix Pharmaceuticals, Inc	6
6,455	*	Illumina, Inc	452
3,568	*	Immunogen, Inc	32
3,543	*	Immunomedics, Inc	14
3,365	*	Impax Laboratories, Inc	86
4,807	*	Incyte Corp	76
1,026	*	Infinity Pharmaceuticals, Inc	6
2,480	*	Inhibitex, Inc	9
4,173	*	Inovio Biomedical Corp	5
3,118	*	Inspire Pharmaceuticals, Inc	12
2,107	*	InterMune, Inc	99
1,000	*	Ironwood Pharmaceuticals, Inc	14
5,202	*	Isis Pharmaceuticals, Inc	47
822	*	Jazz Pharmaceuticals, Inc	26
143,158		Johnson & Johnson	8,482
798	*	Kendle International, Inc	9
2,721	*	Keryx Biopharmaceuticals, Inc	14
10,577	*	Lexicon Pharmaceuticals, Inc	18
9,357	*	Life Technologies Corp	490
925	*	Ligand Pharmaceuticals, Inc (Class B)	9
2,138	*	Luminex Corp	40
2,990	*	MannKind Corp	11
716	*	MAP Pharmaceuticals, Inc	10
1,801		Maxygen, Inc	9
3,315	*	Medicines Co	54
3,195		Medicis Pharmaceutical Corp (Class A)	102
1,640	*	Medivation, Inc	31
162,190		Merck & Co, Inc	5,354
1,320	*	Metabolix, Inc	14
4,244	*	Micromet, Inc	24
1,926	*	Momenta Pharmaceuticals, Inc	31
22,925	*	Mylan Laboratories, Inc	520
4,680	*	Myriad Genetics, Inc	94
2,384	*	Nabi Biopharmaceuticals	14
885	*	Nanosphere, Inc	3
4,982	*	Nektar Therapeutics	47
1,326	*	Neostem, Inc	2
2,269	*	Neuralstem, Inc	4
2,526	*	Neurocrine Biosciences, Inc	19
583	*	NeurogesX, Inc	2
4,336	*	Novavax, Inc	11
2,860	*	NPS Pharmaceuticals, Inc	27
1,040	*	Nymox Pharmaceutical Corp	8
1,070	*	Obagi Medical Products, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

946	*	Omeros Corp	$8
3,387	*	Onyx Pharmaceuticals, Inc	119
4,791	*	Opko Health, Inc	18
1,463	*	Optimer Pharmaceuticals, Inc	17
1,180	*	Orexigen Therapeutics, Inc	3
807	*	Osiris Therapeutics, Inc	6
1,792		Pain Therapeutics, Inc	17
1,830	*	Par Pharmaceutical Cos, Inc	57
3,098	*	Parexel International Corp	77
5,363		PDL BioPharma, Inc	31
2,716	*	Peregrine Pharmaceuticals, Inc	6
6,229		PerkinElmer, Inc	164
4,287		Perrigo Co	341
418,583		Pfizer, Inc	8,501
5,577		Pharmaceutical Product Development, Inc	154
1,960	*	Pharmacyclics, Inc	12
1,544	*	Pharmasset, Inc	122
1,425	*	Pozen, Inc	8
1,419	*	Progenics Pharmaceuticals, Inc	9
1,799	*	Pure Bioscience	3
2,889	*	Questcor Pharmaceuticals, Inc	42
3,481	*	Regeneron Pharmaceuticals, Inc	156
2,722	*	Rigel Pharmaceuticals, Inc	19
3,014	*	Salix Pharmaceuticals Ltd	106
2,157	*	Sangamo Biosciences, Inc	18
2,882	*	Santarus, Inc	10
3,562	*	Savient Pharmaceuticals, Inc	38
1,987	*	Sciclone Pharmaceuticals, Inc	8
4,403	*	Seattle Genetics, Inc	69
3,505	*	Sequenom, Inc	22
1,470	*	SIGA Technologies, Inc	18
1,557	*	Somaxon Pharmaceuticals, Inc	4
2,652	*	Spectrum Pharmaceuticals, Inc	24
5,802	*	StemCells, Inc	5
620	*	Sucampo Pharmaceuticals, Inc (Class A)	3
2,656	*	SuperGen, Inc	8
1,092	*	Synta Pharmaceuticals Corp	6
2,707	*	Talecris Biotherapeutics Holdings Corp	73
1,257	*	Targacept, Inc	33
1,900		Techne Corp	136
3,298	*	Theravance, Inc	80
21,365	*	Thermo Electron Corp	1,187
2,600	*	United Therapeutics Corp	174
1,501	*	Vanda Pharmaceuticals, Inc	11
10,747	*	Vertex Pharmaceuticals, Inc	515
3,055	*	Vical, Inc	9
4,346	*	Viropharma, Inc	86
4,243	*	Vivus, Inc	26
4,381		Warner Chilcott plc	102
4,917	*	Waters Corp	427
5,632	*	Watson Pharmaceuticals, Inc	315
1,508	*	Xenoport, Inc	9
2,004	*	ZIOPHARM Oncology, Inc	13

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	52,089

REAL ESTATE - 2.7%
2,117		Acadia Realty Trust	40
505		Agree Realty Corp	11
83		Alexander’s, Inc	34
2,762		Alexandria Real Estate Equities, Inc	215
8,886		AMB Property Corp	320
1,470		American Assets Trust,Inc	31
3,566		American Campus Communities, Inc	118
4,421		American Capital Agency Corp	129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

41,597		Annaly Capital Management, Inc	$726
6,519		Anworth Mortgage Asset Corp	46
6,369		Apartment Investment & Management Co (Class A)	162
575		Apollo Commercial Real Estate Finance, Inc	9
2,185		Ashford Hospitality Trust, Inc	24
1,671		Associated Estates Realty Corp	27
4,387		AvalonBay Communities, Inc	527
454	*	Avatar Holdings, Inc	9
7,185		BioMed Realty Trust, Inc	137
7,352		Boston Properties, Inc	697
7,051		Brandywine Realty Trust	86
3,344		BRE Properties, Inc (Class A)	158
3,481		Camden Property Trust	198
1,900		Campus Crest Communities, Inc	22
2,642		Capital Lease Funding, Inc	14
3,219		Capstead Mortgage Corp	41
15,013	*	CB Richard Ellis Group, Inc (Class A)	401
7,851		CBL & Associates Properties, Inc	137
2,712		Cedar Shopping Centers, Inc	16
464		Chatham Lodging Trust	8
400		Chesapeake Lodging Trust	7
48,252		Chimera Investment Corp	191
2,241		Cogdell Spencer, Inc	13
3,686		Colonial Properties Trust	71
772		Colony Financial, Inc	15
378		Consolidated-Tomoka Land Co	12
800		Coresite Realty	13
3,120		Corporate Office Properties Trust	113
4,773		Cousins Properties, Inc	40
696		CreXus Investment Corp	8
1,400		Cypress Sharpridge Investments, Inc	18
10,500		DCT Industrial Trust, Inc	58
11,153		Developers Diversified Realty Corp	156
8,158		DiamondRock Hospitality Co	91
4,296		Digital Realty Trust, Inc	250
6,476		Douglas Emmett, Inc	121
13,061		Duke Realty Corp	183
2,172		DuPont Fabros Technology, Inc	53
673		Dynex Capital, Inc	7
1,377		EastGroup Properties, Inc	61
1,200		Education Realty Trust, Inc	10
2,472		Entertainment Properties Trust	116
1,377		Equity Lifestyle Properties, Inc	79
2,074		Equity One, Inc	39
14,683		Equity Residential	828
1,592		Essex Property Trust, Inc	197
803		Excel Trust, Inc	9
4,748		Extra Space Storage, Inc	98
3,245		Federal Realty Investment Trust	265
3,926	*	FelCor Lodging Trust, Inc	24
2,899	*	First Industrial Realty Trust, Inc	34
1,470		First Potomac Realty Trust	23
6,441	*	Forest City Enterprises, Inc (Class A)	121
2,159	*	Forestar Real Estate Group, Inc	41
3,639		Franklin Street Properties Corp	51
20,479		General Growth Properties, Inc	317
1,193		Getty Realty Corp	27
498		Gladstone Commercial Corp	9
4,360		Glimcher Realty Trust	40
1,600		Government Properties Income Trust	43
2,160		Hatteras Financial Corp	61
19,049		HCP, Inc	723
7,770		Health Care REIT, Inc	407
3,212		Healthcare Realty Trust, Inc	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,883		Hersha Hospitality Trust	$35
3,786		Highwoods Properties, Inc	133
2,096		Home Properties, Inc	124
6,635		Hospitality Properties Trust	154
34,558		Host Marriott Corp	609
1,283	*	Howard Hughes Corp	91
3,368		HRPT Properties Trust	87
700		Hudson Pacific Properties	10
4,699		Inland Real Estate Corp	45
1,363		Invesco Mortgage Capital, Inc	30
3,940		Investors Real Estate Trust	37
5,389	*	iStar Financial, Inc	49
2,219		Jones Lang LaSalle, Inc	221
484	*	Kennedy-Wilson Holdings, Inc	5
2,878		Kilroy Realty Corp	112
21,105		Kimco Realty Corp	387
2,891		Kite Realty Group Trust	15
3,698		LaSalle Hotel Properties	100
5,143		Lexington Corporate Properties Trust	48
5,687		Liberty Property Trust	187
1,314		LTC Properties, Inc	37
6,802		Macerich Co	337
4,206		Mack-Cali Realty Corp	143
2,548	*	Maguire Properties, Inc	9
6,789		Medical Properties Trust, Inc	79
14,787		MFA Mortgage Investments, Inc	121
1,597		Mid-America Apartment Communities, Inc	103
1,230		Mission West Properties, Inc	8
2,597		Monmouth Real Estate Investment Corp (Class A)	21
1,400		National Health Investors, Inc	67
4,620		National Retail Properties, Inc	121
5,757		Nationwide Health Properties, Inc	245
3,315	*	Newcastle Investment Corp	20
3,670		NorthStar Realty Finance Corp	20
2,098		NRDC Acquisition Corp	23
4,423		Omega Healthcare Investors, Inc	99
946		Parkway Properties, Inc	16
900		Pebblebrook Hotel Trust	20
2,924		Pennsylvania Real Estate Investment Trust	42
900		Pennymac Mortgage Investment Trust	17
2,500		Piedmont Office Realty Trust, Inc	49
8,617		Plum Creek Timber Co, Inc	376
2,677		Post Properties, Inc	105
2,094		Potlatch Corp	84
30,073		Prologis	481
903		PS Business Parks, Inc	52
7,314		Public Storage, Inc	811
3,865		RAIT Investment Trust	10
992		Ramco-Gershenson Properties	12
4,243		Rayonier, Inc	264
5,513		Realty Income Corp	193
4,253		Redwood Trust, Inc	66
4,430		Regency Centers Corp	193
1,355		Resource Capital Corp	9
758		Sabra Healthcare REIT, Inc	13
330		Saul Centers, Inc	15
6,554		Senior Housing Properties Trust	151
15,351		Simon Property Group, Inc	1,645
4,148		SL Green Realty Corp	312
1,302		Sovran Self Storage, Inc	51
4,644	*	St. Joe Co	117
2,060		Starwood Property Trust, Inc	46
7,422	*	Strategic Hotels & Resorts, Inc	48
1,069		Sun Communities, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,186	*	Sunstone Hotel Investors, Inc	$53
4,276		Tanger Factory Outlet Centers, Inc	112
2,937		Taubman Centers, Inc	157
779	*	Tejon Ranch Co	29
400	*	Terreno Realty Corp	7
1,795	*	Thomas Properties Group, Inc	6
1,357		Two Harbors Investment Corp	14
9,785		UDR, Inc	238
507		UMH Properties, Inc	5
1,095		Universal Health Realty Income Trust	44
1,407		Urstadt Biddle Properties, Inc (Class A)	27
4,966		U-Store-It Trust	52
8,296		Ventas, Inc	450
8,538		Vornado Realty Trust	747
1,139		Walter Investment Management Corp	18
3,217		Washington Real Estate Investment Trust	100
5,688		Weingarten Realty Investors	143
27,322		Weyerhaeuser Co	672
965		Winthrop Realty Trust	12

		TOTAL REAL ESTATE	21,513

RETAILING - 3.7%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	4
2,441	*	99 Cents Only Stores	48
3,952		Aaron’s, Inc	100
4,665		Abercrombie & Fitch Co (Class A)	274
4,458		Advance Auto Parts, Inc	293
4,938	*	Aeropostale, Inc	120
18,133	*	Amazon.com, Inc	3,266
10,078		American Eagle Outfitters, Inc	160
580	*	America’s Car-Mart, Inc	15
3,106	*	Ann Taylor Stores Corp	90
1,889	*	Asbury Automotive Group, Inc	35
1,206	*	Audiovox Corp (Class A)	10
3,354	*	Autonation, Inc	119
1,372	*	Autozone, Inc	375
2,049		Barnes & Noble, Inc	19
1,533		Bebe Stores, Inc	9
13,527	*	Bed Bath & Beyond, Inc	653
16,867		Best Buy Co, Inc	484
1,412		Big 5 Sporting Goods Corp	17
3,752	*	Big Lots, Inc	163
672	*	Blue Nile, Inc	36
447	*	Bon-Ton Stores, Inc/the	7
2,300		Brown Shoe Co, Inc	28
1,313		Buckle, Inc	53
968	*	Build-A-Bear Workshop, Inc	6
2,068	*	Cabela’s, Inc	52
11,825	*	Carmax, Inc	380
2,260	*	Casual Male Retail Group, Inc	11
966		Cato Corp (Class A)	24
6,044	*	Charming Shoppes, Inc	26
9,528		Chico’s FAS, Inc	142
1,448	*	Children’s Place Retail Stores, Inc	72
2,493		Christopher & Banks Corp	16
836	*	Citi Trends, Inc	19
1,463	*	Coldwater Creek, Inc	4
3,407	*	Collective Brands, Inc	74
679	*	Conn’s, Inc	3
638	*	Core-Mark Holding Co, Inc	21
476		Destination Maternity Corp	11
4,676	*	Dick’s Sporting Goods, Inc	187
2,499		Dillard’s, Inc (Class A)	100
3,558	*	Dollar General Corp	112

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,443	*	Dollar Tree, Inc	$358
5,097	*	Drugstore.Com	20
752	*	DSW, Inc (Class A)	30
10,799		Expedia, Inc	245
820		Express Parent LLC	16
6,908		Family Dollar Stores, Inc	354
2,617		Finish Line, Inc (Class A)	52
8,270		Foot Locker, Inc	163
2,092		Fred’s, Inc (Class A)	28
1,016		Gaiam, Inc (Class A)	7
8,074	*	GameStop Corp (Class A)	182
21,944		Gap, Inc	497
1,281	*	Genesco, Inc	51
8,099		Genuine Parts Co	435
1,288		Group 1 Automotive, Inc	55
3,453		Guess ?, Inc	136
1,232		Haverty Furniture Cos, Inc	16
750	*	hhgregg, Inc	10
1,477	*	Hibbett Sports, Inc	53
87,753		Home Depot, Inc	3,252
2,222		Hot Topic, Inc	13
2,163	*	HSN, Inc	69
12,035		JC Penney Co, Inc	432
1,456	*	JOS A Bank Clothiers, Inc	74
891	*	Kirkland’s, Inc	14
15,774		Kohl’s Corp	837
30,591	*	Liberty Media Holding Corp (Interactive A)	491
14,121		Limited Brands, Inc	464
832		Lithia Motors, Inc (Class A)	12
7,568	*	LKQ Corp	182
75,271		Lowe’s Cos, Inc	1,989
1,022	*	Lumber Liquidators, Inc	26
22,317		Macy’s, Inc	541
1,129	*	MarineMax, Inc	11
2,734		Men’s Wearhouse, Inc	74
1,073	*	Midas, Inc	8
1,144		Monro Muffler, Inc	38
2,109	*	NetFlix, Inc	501
888	*	New York & Co, Inc	6
8,842		Nordstrom, Inc	397
1,665		Nutri/System, Inc	24
14,528	*	Office Depot, Inc	67
4,293	*	OfficeMax, Inc	56
1,309	*	Orbitz Worldwide, Inc	5
7,296	*	O’Reilly Automotive, Inc	419
840	*	Overstock.com, Inc	13
4,283	*	Pacific Sunwear Of California, Inc	15
2,259	*	Penske Auto Group, Inc	45
2,583		PEP Boys - Manny Moe & Jack	33
1,182		PetMed Express, Inc	19
6,307		Petsmart, Inc	258
4,570	*	Pier 1 Imports, Inc	46
2,481	*	Priceline.com, Inc	1,256
5,844		RadioShack Corp	88
3,420		Rent-A-Center, Inc	119
1,292	*	Retail Ventures, Inc	22
6,266		Ross Stores, Inc	446
769	*	Rue21, Inc	22
7,006	*	Saks, Inc	79
5,024	*	Sally Beauty Holdings, Inc	70
2,401	*	Sears Holdings Corp	198
2,905	*	Select Comfort Corp	35
517	*	Shoe Carnival, Inc	14
1,417	*	Shutterfly, Inc	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,531	*	Signet Jewelers Ltd	$209
1,621		Sonic Automotive, Inc (Class A)	23
2,128		Stage Stores, Inc	41
37,601		Staples, Inc	730
1,440		Stein Mart, Inc	15
461		Systemax, Inc	6
3,723	*	Talbots, Inc	22
35,828		Target Corp	1,792
6,687		Tiffany & Co	411
21,321		TJX Companies, Inc	1,060
3,772		Tractor Supply Co	226
1,789	*	Tuesday Morning Corp	9
1,563	*	Ulta Salon Cosmetics & Fragrance, Inc	75
6,441	*	Urban Outfitters, Inc	192
658	*	US Auto Parts Network, Inc	6
767	*,m	Vitacost.com, Inc	4
731	*	Vitamin Shoppe, Inc	25
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	22
5,095		Williams-Sonoma, Inc	206
133		Winmark Corp	6
933	*	Zumiez, Inc	25

		TOTAL RETAILING	28,312

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
2,343	*	Advanced Analogic Technologies, Inc	9
1,919	*	Advanced Energy Industries, Inc	31
31,257	*	Advanced Micro Devices, Inc	269
15,906		Altera Corp	700
4,798	*	Amkor Technology, Inc	32
3,097	*	Anadigics, Inc	14
15,258		Analog Devices, Inc	601
69,234		Applied Materials, Inc	1,081
3,650	*	Applied Micro Circuits Corp	38
3,697	*	Atheros Communications, Inc	165
24,398	*	Atmel Corp	333
1,909	*	ATMI, Inc	36
5,604		Avago Technologies Ltd	174
5,359	*	Axcelis Technologies, Inc	14
1,469	*	AXT, Inc	11
27,738		Broadcom Corp (Class A)	1,092
3,756	*	Brooks Automation, Inc	52
949	*	Cabot Microelectronics Corp	50
2,348	*	Cavium Networks, Inc	105
1,230	*	Ceva, Inc	33
3,065	*	Cirrus Logic, Inc	64
1,302		Cohu, Inc	20
4,201	*	Conexant Systems, Inc	10
5,686	*	Cree, Inc	262
1,601	*	Cymer, Inc	91
8,640	*	Cypress Semiconductor Corp	167
1,921	*	Diodes, Inc	65
1,657	*	DSP Group, Inc	13
2,523	*	Energy Conversion Devices, Inc	6
6,714	*	Entegris, Inc	59
1,870	*	Entropic Communications, Inc	16
1,744	*	Evergreen Solar, Inc	2
2,444	*	Exar Corp	15
6,623	*	Fairchild Semiconductor International, Inc	121
2,013	*	FEI Co	68
2,813	*	First Solar, Inc	452
2,618	*	Formfactor, Inc	27
1,543	*	FSI International, Inc	7
1,030	*	GSI Technology, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,104	*	GT Solar International, Inc	$33
1,231	*	Hittite Microwave Corp	78
9,197	*	Integrated Device Technology, Inc	68
1,216	*	Integrated Silicon Solution, Inc	11
288,700		Intel Corp	5,823
3,731	*	International Rectifier Corp	123
6,580		Intersil Corp (Class A)	82
1,636	*	IXYS Corp	22
8,993		Kla-Tencor Corp	426
4,206	*	Kopin Corp	19
3,600	*	Kulicke & Soffa Industries, Inc	34
6,691	*	Lam Research Corp	379
4,295	*	Lattice Semiconductor Corp	25
11,853		Linear Technology Corp	399
34,577	*	LSI Logic Corp	235
2,408	*	LTX-Credence Corp	22
27,864	*	Marvell Technology Group Ltd	433
2,681	*	Mattson Technology, Inc	7
15,997		Maxim Integrated Products, Inc	410
383	*	MaxLinear, Inc	3
12,002	*	MEMC Electronic Materials, Inc	156
2,455		Micrel, Inc	33
9,747		Microchip Technology, Inc	370
45,214	*	Micron Technology, Inc	518
4,543	*	Microsemi Corp	94
1,664	*	Mindspeed Technologies, Inc	14
2,847	*	MIPS Technologies, Inc	30
2,658		MKS Instruments, Inc	88
1,783	*	Monolithic Power Systems, Inc	25
1,391	*	MoSys, Inc	8
753	*	Nanometrics, Inc	14
12,329		National Semiconductor Corp	177
3,270	*	Netlogic Microsystems, Inc	137
4,931	*	Novellus Systems, Inc	183
265	*	NVE Corp	15
30,239	*	Nvidia Corp	558
2,767	*	Omnivision Technologies, Inc	98
22,681	*	ON Semiconductor Corp	224
1,181	*	PDF Solutions, Inc	8
1,447	*	Pericom Semiconductor Corp	15
2,260	*	Photronics, Inc	20
1,628	*	PLX Technology, Inc	6
11,786	*	PMC - Sierra, Inc	88
1,292		Power Integrations, Inc	49
5,683	*	Rambus, Inc	113
11,874	*	RF Micro Devices, Inc	76
782	*	Rubicon Technology, Inc	22
1,464	*	Rudolph Technologies, Inc	16
3,192	*	Semtech Corp	80
1,525	*	Sigma Designs, Inc	20
1,816	*	Silicon Image, Inc	16
2,178	*	Silicon Laboratories, Inc	94
9,357	*	Skyworks Solutions, Inc	303
684	*	Spansion, Inc	13
1,279	*	Standard Microsystems Corp	32
5,134	*	Sunpower Corp (Class A)	88
145	*	Supertex, Inc	3
9,702	*	Teradyne, Inc	173
2,769	*	Tessera Technologies, Inc	51
63,777		Texas Instruments, Inc	2,204
3,408	*	Trident Microsystems, Inc	4
8,183	*	Triquint Semiconductor, Inc	106
928	*	Ultra Clean Holdings	10
1,279	*	Ultratech, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,936	*	Varian Semiconductor Equipment Associates, Inc	$192
2,021	*	Veeco Instruments, Inc	103
1,235	*	Volterra Semiconductor Corp	31
13,353		Xilinx, Inc	438
2,706	*	Zoran Corp	28

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	22,128

SOFTWARE & SERVICES - 8.6%
2,523	*	Accelrys, Inc	20
31,867		Accenture plc	1,752
1,790	*	ACI Worldwide, Inc	59
27,440		Activision Blizzard, Inc	301
2,448	*	Actuate Corp	13
3,603	*	Acxiom Corp	52
27,474	*	Adobe Systems, Inc	911
1,656	*	Advent Software, Inc	47
9,598	*	Akamai Technologies, Inc	365
2,824	*	Alliance Data Systems Corp	243
10,563	*	Amdocs Ltd	305
764		American Software, Inc (Class A)	6
984	*	Ancestry.com, Inc	35
4,800	*	Ansys, Inc	260
5,639	*	AOL, Inc	110
4,732	*	Ariba, Inc	162
2,922	*	Aspen Technology, Inc	44
12,113	*	Autodesk, Inc	534
25,866		Automatic Data Processing, Inc	1,327
2,369		Blackbaud, Inc	65
1,799	*	Blackboard, Inc	65
9,318	*	BMC Software, Inc	463
610	*	Booz Allen Hamilton Holding Co	11
1,263	*	Bottomline Technologies, Inc	32
6,511		Broadridge Financial Solutions, Inc	148
570	*	BroadSoft, Inc	27
19,920		CA, Inc	482
1,556	*	CACI International, Inc (Class A)	95
14,290	*	Cadence Design Systems, Inc	139
1,281	*	Cardtronics, Inc	26
398		Cass Information Systems, Inc	16
1,544	*	CDC Corp	4
3,700	*	Ciber, Inc	25
9,820	*	Citrix Systems, Inc	721
15,586	*	Cognizant Technology Solutions Corp (Class A)	1,269
2,159	*	Commvault Systems, Inc	86
8,102		Computer Sciences Corp	395
760	*	Computer Task Group, Inc	10
12,190	*	Compuware Corp	141
1,080	*	comScore, Inc	32
2,129	*	Concur Technologies, Inc	118
1,503	*	Constant Contact, Inc	52
5,243	*	Convergys Corp	75
1,795	*	CSG Systems International, Inc	36
2,053	*	DealerTrack Holdings, Inc	47
1,002	*	Deltek, Inc	8
1,204	*	DemandTec, Inc	16
718	*	Dice Holdings, Inc	11
2,231	*	Digital River, Inc	84
335	*	DMRC Corp	10
1,703		DST Systems, Inc	90
5,728		Earthlink, Inc	45
59,956	*	eBay, Inc	1,861
1,270	*	Ebix, Inc	30
539	*	Echo Global Logistics, Inc	7
17,431	*	Electronic Arts, Inc	340

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,873	*	Epicor Software Corp	$32
1,155		EPIQ Systems, Inc	17
206	*	ePlus, Inc	5
2,338	*	Equinix, Inc	213
2,804	*	Euronet Worldwide, Inc	54
863	*	ExlService Holdings, Inc	18
2,331		Factset Research Systems, Inc	244
2,412		Fair Isaac Corp	76
2,479	*	FalconStor Software, Inc	11
13,836		Fidelity National Information Services, Inc	452
5,526		First American Corp	102
7,944	*	Fiserv, Inc	498
850	*	FleetCor Technologies, Inc	28
901		Forrester Research, Inc	35
1,772	*	Fortinet, Inc	78
3,857	*	Gartner, Inc	161
3,642	*	Genpact Ltd	53
2,712	*	Global Cash Access, Inc	9
4,128		Global Payments, Inc	202
12,646	*	Google, Inc (Class A)	7,413
3,274	*	GSI Commerce, Inc	96
680	*	Guidance Software, Inc	6
1,547	*	Hackett Group, Inc	6
1,893		Heartland Payment Systems, Inc	33
4,273	*	IAC/InterActiveCorp	132
1,449		iGate Corp	27
4,859	*	Informatica Corp	254
2,218	*	Infospace, Inc	19
1,116	*	Integral Systems, Inc	14
803	*	Interactive Intelligence, Inc	31
3,256	*	Internap Network Services Corp	21
66,569		International Business Machines Corp	10,855
14,426	*	Intuit, Inc	766
2,389	*	j2 Global Communications, Inc	71
4,506		Jack Henry & Associates, Inc	153
2,111	*	JDA Software Group, Inc	64
1,328	*	Kenexa Corp	37
941		Keynote Systems, Inc	17
1,053	*	KIT Digital, Inc	13
1,667	*	Knot, Inc	20
7,345	*	Lawson Software, Inc	89
5,016		Lender Processing Services, Inc	161
2,000	*	Limelight Networks, Inc	14
3,304	*	Lionbridge Technologies	11
767	*	Liquidity Services, Inc	14
2,334	*	Liveperson, Inc	30
885	*	Local.com Corp	3
787	*	LogMeIn, Inc	33
1,663	*	LoopNet, Inc	24
2,510	*	Magma Design Automation, Inc	17
1,259	*	Manhattan Associates, Inc	41
1,171	*	Mantech International Corp (Class A)	50
1,311		Marchex, Inc (Class B)	10
5,094		Mastercard, Inc (Class A)	1,282
683		MAXIMUS, Inc	55
5,422	*	Mentor Graphics Corp	79
4,246	*	Micros Systems, Inc	210
398,645		Microsoft Corp	10,110
425	*	MicroStrategy, Inc (Class A)	57
2,352		ModusLink Global Solutions, Inc	13
4,696	*	MoneyGram International, Inc	16
866	*	Monotype Imaging Holdings, Inc	13
6,677	*	Monster Worldwide, Inc	106
8,584	*	Move, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

390	*	NCI, Inc (Class A)	$10
1,792	*	Netscout Systems, Inc	49
965	*	NetSuite, Inc	28
3,899	*	NeuStar, Inc (Class A)	100
2,722		NIC, Inc	34
18,440	*	Novell, Inc	109
12,038	*	Nuance Communications, Inc	235
1,415	*	Online Resources Corp	5
834	*	OpenTable, Inc	89
4,315	*	Openwave Systems, Inc	9
721		Opnet Technologies, Inc	28
197,646		Oracle Corp	6,595
6,195	*	Parametric Technology Corp	139
16,548		Paychex, Inc	519
792		Pegasystems, Inc	30
1,789	*	Perficient, Inc	22
3,430	*	Progress Software Corp	100
774	*	PROS Holdings, Inc	11
400	*	QAD, Inc (Class A)	4
100	*	QAD, Inc (Class B)	1
500	*	QLIK Technologies, Inc	13
2,811	*	Quest Software, Inc	71
556	*	QuinStreet, Inc	13
5,131	*	Rackspace Hosting, Inc	220
1,505	*	Radiant Systems, Inc	27
400	*	RealD, Inc	11
4,340	*	RealNetworks, Inc	16
700	*	RealPage, Inc	19
9,980	*	Red Hat, Inc	453
781		Renaissance Learning, Inc	9
1,137	*	RightNow Technologies, Inc	36
560	*	Rosetta Stone, Inc	7
5,671	*	Rovi Corp	304
2,512	*	S1 Corp	17
1,356	*	Saba Software, Inc	13
15,837	*	SAIC, Inc	268
5,932	*	Salesforce.com, Inc	792
5,190		Sapient Corp	59
1,951	*	SAVVIS, Inc	72
1,583	*	Smith Micro Software, Inc	15
1,831	*	SolarWinds, Inc	43
3,691		Solera Holdings, Inc	189
1,445	*	Sourcefire, Inc	40
262	*	SPS Commerce, Inc	4
2,391	*	SRA International, Inc (Class A)	68
470	*	SRS Labs, Inc	4
620	*	SS&C Technologies Holdings, Inc	13
1,120		Stamps.com, Inc	15
3,339	*	SuccessFactors, Inc	130
2,697	*	SupportSoft, Inc	14
41,085	*	Symantec Corp	762
1,133	*	Synchronoss Technologies, Inc	39
7,479	*	Synopsys, Inc	207
744		Syntel, Inc	39
800	*	TA Indigo Holding Corp	21
3,743	*	Take-Two Interactive Software, Inc	58
2,022	*	Taleo Corp (Class A)	72
598	*	TechTarget, Inc	5
1,946	*	TeleCommunication Systems, Inc (Class A)	8
435	*	TeleNav, Inc	5
1,647	*	TeleTech Holdings, Inc	32
8,824	*	Teradata Corp	447
3,557	*	THQ, Inc	16
8,757	*	TIBCO Software, Inc	239

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

720	*	Tier Technologies, Inc	$4
5,735	*	TiVo, Inc	50
1,534	*	TNS, Inc	24
8,838		Total System Services, Inc	159
285	*	Travelzoo, Inc	19
1,686	*	Tyler Technologies, Inc	40
1,323	*	Ultimate Software Group, Inc	78
2,353	*	Unisys Corp	73
4,557		United Online, Inc	29
4,321	*	Valueclick, Inc	62
1,577	*	Vasco Data Security International	22
4,529	*	VeriFone Holdings, Inc	249
9,553		VeriSign, Inc	346
1,636		VirnetX Holding Corp	33
620	*	Virtusa Corp	12
24,373		Visa, Inc (Class A)	1,794
2,222	*	VistaPrint Ltd	115
3,882	*	VMware, Inc (Class A)	317
792	*	Vocus, Inc	20
4,167	*	Wave Systems Corp	13
2,836	*	WebMD Health Corp (Class A)	152
2,294	*	Websense, Inc	53
34,524		Western Union Co	717
2,073	*	Wright Express Corp	107
67,318	*	Yahoo!, Inc	1,121
3,311	*	Zix Corp	12

		TOTAL SOFTWARE & SERVICES	67,066

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
2,308	*	Acme Packet, Inc	164
3,005		Adtran, Inc	128
1,334	*	Agilysys, Inc	8
8,883		Amphenol Corp (Class A)	483
1,061	*	Anaren, Inc	21
1,540		Anixter International, Inc	108
47,323	*	Apple, Inc	16,490
6,732	*	Arris Group, Inc	86
6,511	*	Arrow Electronics, Inc	273
3,865	*	Aruba Networks, Inc	131
1,355	*	Avid Technology, Inc	30
8,026	*	Avnet, Inc	274
2,526		AVX Corp	38
674		Bel Fuse, Inc (Class B)	15
3,344	*	Benchmark Electronics, Inc	63
1,630	*	BigBand Networks, Inc	4
973		Black Box Corp	34
2,165	*	Blue Coat Systems, Inc	61
1,815	*	Bookham, Inc	21
3,698	*	Brightpoint, Inc	40
22,509	*	Brocade Communications Systems, Inc	138
201	*	Calix Networks, Inc	4
2,102	*	Checkpoint Systems, Inc	47
4,899	*	Ciena Corp	127
296,554		Cisco Systems, Inc	5,086
2,207		Cognex Corp	62
1,347	*	Coherent, Inc	78
1,497		Comtech Telecommunications Corp	41
1,314	*	Comverge, Inc	6
81,419		Corning, Inc	1,680
1,943	*	Cray, Inc	13
1,799		CTS Corp	19
2,087		Daktronics, Inc	22
591		DDi Corp	6
88,619	*	Dell, Inc	1,286

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,322	*	DG FastChannel, Inc	$43
3,499		Diebold, Inc	124
1,490	*	Digi International, Inc	16
2,836	*	Dolby Laboratories, Inc (Class A)	140
1,039	*	DTS, Inc	48
1,837	*	Echelon Corp	19
1,973	*	EchoStar Corp (Class A)	75
1,000		Electro Rent Corp	17
1,450	*	Electro Scientific Industries, Inc	25
3,012	*	Electronics for Imaging, Inc	44
106,456	*	EMC Corp	2,826
956	*	EMS Technologies, Inc	19
3,637	*	Emulex Corp	39
6,147	*	Extreme Networks, Inc	21
4,236	*	F5 Networks, Inc	434
600	*	Fabrinet	12
910	*	FARO Technologies, Inc	36
3,991	*	Finisar Corp	98
8,113		Flir Systems, Inc	281
1,221	*	Gerber Scientific, Inc	11
1,197	*	Globecomm Systems, Inc	15
5,307	*	Harmonic, Inc	50
6,866		Harris Corp	341
3,340	*	Harris Stratex Networks, Inc (Class A)	17
113,556		Hewlett-Packard Co	4,652
218	*	Hutchinson Technology, Inc	1
2,391	*	Hypercom Corp	29
1,552	*	Imation Corp	17
1,615	*	Immersion Corp	12
4,051	*	Infinera Corp	34
7,896	*	Ingram Micro, Inc (Class A)	166
2,496	*	Insight Enterprises, Inc	43
2,201		InterDigital, Inc	105
2,592	*	Intermec, Inc	28
1,163	*	Intevac, Inc	14
1,382	*	IPG Photonics Corp	80
2,131	*	Itron, Inc	120
1,708	*	Ixia	27
9,514		Jabil Circuit, Inc	194
11,409	*	JDS Uniphase Corp	238
27,130	*	Juniper Networks, Inc	1,142
758	*	KVH Industries, Inc	11
4,064	*	L-1 Identity Solutions, Inc	48
4,153	*	Lexmark International, Inc (Class A)	154
1,154		Littelfuse, Inc	66
522	*	Loral Space & Communications, Inc	40
1,385	*	Maxwell Technologies, Inc	24
742	*	Measurement Specialties, Inc	25
1,540	*	Mercury Computer Systems, Inc	33
288	*	Meru Networks, Inc	6
2,035		Methode Electronics, Inc	25
4,736	*	Microvision, Inc	6
7,107		Molex, Inc	179
15,117	*	Motorola Mobility Holdings, Inc	369
17,277	*	Motorola, Inc	772
860		MTS Systems Corp	39
555	*	Multi-Fineline Electronix, Inc	16
4,591		National Instruments Corp	150
8,531	*	NCR Corp	161
17,904	*	NetApp, Inc	863
1,861	*	Netgear, Inc	60
2,003	*	Network Engines, Inc	4
1,690	*	Network Equipment Technologies, Inc	6
2,159	*	Newport Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,922	*	Novatel Wireless, Inc	$10
1,210	*	Oplink Communications, Inc	24
1,144	*	OpNext, Inc	3
869	*	OSI Systems, Inc	33
1,164		Park Electrochemical Corp	38
143	*	PC Connection, Inc	1
1,245	*	PC-Tel, Inc	10
2,609		Plantronics, Inc	96
2,133	*	Plexus Corp	75
4,570	*	Polycom, Inc	237
3,047	*	Power-One, Inc	27
7,309	*	Powerwave Technologies, Inc	33
1,511	*	Presstek, Inc	3
5,897	*	QLogic Corp	109
85,072		Qualcomm, Inc	4,664
5,115	*	Quantum Corp	13
1,782	*	Rackable Systems, Inc	38
1,200	*	Radisys Corp	10
717		Richardson Electronics Ltd	9
630		Rimage Corp	10
6,574	*	Riverbed Technology, Inc	247
1,683	*	Rofin-Sinar Technologies, Inc	66
1,014	*	Rogers Corp	46
11,904	*	SanDisk Corp	549
4,084	*	Sanmina-SCI Corp	46
1,430	*	Scansource, Inc	54
1,446	*	Seachange International, Inc	14
25,765	*	Seagate Technology, Inc	371
2,605	*	ShoreTel, Inc	21
3,071	*	Smart Modular Technologies WWH, Inc	24
11,025	*	Sonus Networks, Inc	41
663	*	Spectrum Control, Inc	13
2,145	*	STEC, Inc	43
954	*	Stratasys, Inc	45
1,355	*	Super Micro Computer, Inc	22
1,033		Sycamore Networks, Inc	25
2,360	*	Symmetricom, Inc	14
1,797	*	Synaptics, Inc	49
1,111	*	SYNNEX Corp	36
2,288	*	Tech Data Corp	116
2,804		Technitrol, Inc	17
3,400	*	Tekelec	28
20,396		Tellabs, Inc	107
161		Tessco Technologies, Inc	2
6,411	*	Trimble Navigation Ltd	324
4,098	*	TTM Technologies, Inc	74
1,466	*	Universal Display Corp	81
6,631	*	Utstarcom, Inc	16
1,758	*	Viasat, Inc	70
128	*	Viasystems Group, Inc	4
9,163	*	Vishay Intertechnology, Inc	163
654	*	Vishay Precision Group, Inc	10
11,793	*	Western Digital Corp	440
71,641		Xerox Corp	763
1,720	*	X-Rite, Inc	8
1,580	*	Xyratex Ltd	18
2,804	*	Zebra Technologies Corp (Class A)	110
1,176	*	Zygo Corp	17

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	51,373

TELECOMMUNICATION SERVICES - 2.7%
1,004		AboveNet, Inc	65
2,394		Alaska Communications Systems Group, Inc	25
20,971	*	American Tower Corp (Class A)	1,087

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

306,700		AT&T, Inc	$9,385
490		Atlantic Tele-Network, Inc	18
662	*	Cbeyond Communications, Inc	8
15,887		CenturyTel, Inc	660
7,818	*	Cincinnati Bell, Inc	21
7,934	*	Clearwire Corp (Class A)	44
2,389	*	Cogent Communications Group, Inc	34
1,438		Consolidated Communications Holdings, Inc	27
14,997	*	Crown Castle International Corp	638
1,988	*	FiberTower Corp	4
52,428		Frontier Communications Corp	431
1,718	*	General Communication, Inc (Class A)	19
2,003	*	Global Crossing Ltd	28
3,822	*	Globalstar, Inc	5
396	*	Hughes Communications, Inc	24
5,063	*	ICO Global Communications Holdings Ltd (Class A)	14
400		IDT Corp (Class B)	11
1,786	*	Iridium Communications, Inc	14
3,287	*	Leap Wireless International, Inc	51
87,859	*	Level 3 Communications, Inc	129
13,163	*	MetroPCS Communications, Inc	214
1,061	*	Neutral Tandem, Inc	16
8,839	*	NII Holdings, Inc (Class B)	368
1,715		NTELOS Holdings Corp	32
7,414	*	PAETEC Holding Corp	25
3,214	*	Premiere Global Services, Inc	24
89,803		Qwest Communications International, Inc	613
6,146	*	SBA Communications Corp (Class A)	244
854		Shenandoah Telecom Co	15
154,431	*	Sprint Nextel Corp	717
4,456		Telephone & Data Systems, Inc	150
7,497	*	tw telecom inc (Class A)	144
432	*	US Cellular Corp	22
1,177		USA Mobility, Inc	17
147,474		Verizon Communications, Inc	5,684
5,438	*	Vonage Holdings Corp	25
25,370		Windstream Corp	326

		TOTAL TELECOMMUNICATION SERVICES	21,378

TRANSPORTATION - 1.8%
1,304	*	Air Transport Services Group, Inc	11
6,646	*	Airtran Holdings, Inc	50
1,868	*	Alaska Air Group, Inc	118
2,122		Alexander & Baldwin, Inc	97
504		Allegiant Travel Co	22
407	*	Amerco, Inc	40
16,679	*	AMR Corp	108
1,342		Arkansas Best Corp	35
1,336	*	Atlas Air Worldwide Holdings, Inc	93
5,463	*	Avis Budget Group, Inc	98
684		Baltic Trading Ltd	6
1,483	*	Celadon Group, Inc	24
8,624		CH Robinson Worldwide, Inc	639
2,731		Con-Way, Inc	107
1,385		Copa Holdings S.A. (Class A)	73
19,221		CSX Corp	1,511
41,744	*	Delta Air Lines, Inc	409
1,521	*	Dollar Thrifty Automotive Group, Inc	102
2,567	*	Eagle Bulk Shipping, Inc	10
2,166	*	Excel Maritime Carriers Ltd	9
10,935		Expeditors International Washington, Inc	548
16,339		FedEx Corp	1,528
1,526		Forward Air Corp	47
1,322	*	Genco Shipping & Trading Ltd	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,045	*	Genesee & Wyoming, Inc (Class A)	$119
2,405	*	Hawaiian Holdings, Inc	14
2,664		Heartland Express, Inc	47
9,518	*	Hertz Global Holdings, Inc	149
2,063		Horizon Lines, Inc (Class A)	2
1,978	*	Hub Group, Inc (Class A)	72
357		International Shipholding Corp	9
4,893		J.B. Hunt Transport Services, Inc	222
12,519	*	JetBlue Airways Corp	78
5,349	*	Kansas City Southern Industries, Inc	291
2,863	*	Kirby Corp	164
3,018		Knight Transportation, Inc	58
2,387		Landstar System, Inc	109
952		Marten Transport Ltd	21
19,280		Norfolk Southern Corp	1,336
2,205	*	Old Dominion Freight Line	77
2,338	*	Pacer International, Inc	12
168	*	PAM Transportation Services, Inc	2
421	*	Park-Ohio Holdings Corp	9
309	*	Patriot Transportation Holding, Inc	8
963	*	Pinnacle Airlines	6
1,080	*	RailAmerica, Inc	18
2,007	*	Republic Airways Holdings, Inc	13
437	*	Roadrunner Transportation Services Holdings, Inc	7
2,826		Ryder System, Inc	143
900	*	Saia, Inc	15
2,935		Skywest, Inc	50
39,357		Southwest Airlines Co	497
16,521	*	UAL Corp	380
931	*	Ultrapetrol Bahamas Ltd	5
26,221		Union Pacific Corp	2,578
36,998		United Parcel Service, Inc (Class B)	2,750
200	*	Universal Truckload Services, Inc	3
7,760	*	US Airways Group, Inc	68
429	*	USA Truck, Inc	6
5,514		UTI Worldwide, Inc	112
2,203		Werner Enterprises, Inc	58

		TOTAL TRANSPORTATION	15,207

UTILITIES - 3.3%
35,394	*	AES Corp	460
4,012		AGL Resources, Inc	160
1,423		Allete, Inc	55
5,798		Alliant Energy Corp	226
12,327		Ameren Corp	346
1,059	*	American DG Energy, Inc	2
24,677		American Electric Power Co, Inc	867
980		American States Water Co	35
8,048		American Water Works Co, Inc	226
7,429		Aqua America, Inc	170
366		Artesian Resources Corp	7
4,941		Atmos Energy Corp	168
2,915		Avista Corp	67
2,076		Black Hills Corp	69
727	*	Cadiz, Inc	9
1,013		California Water Service Group	37
18,309	*	Calpine Corp	291
20,864		Centerpoint Energy, Inc	366
616		Central Vermont Public Service Corp	14
563		CH Energy Group, Inc	28
551		Chesapeake Utilities Corp	23
2,955		Cleco Corp	101
12,153		CMS Energy Corp	239
518		Connecticut Water Service, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,595		Consolidated Edison, Inc	$740
892		Consolidated Water Co, Inc	10
9,760		Constellation Energy Group, Inc	304
30,797		Dominion Resources, Inc	1,377
5,957		DPL, Inc	163
8,870		DTE Energy Co	434
68,835		Duke Energy Corp	1,249
5,930	*	Dynegy, Inc (Class A)	34
16,746		Edison International	613
1,875	*	El Paso Electric Co	57
1,913		Empire District Electric Co	42
3,525		Energen Corp	222
9,786		Entergy Corp	658
34,140		Exelon Corp	1,408
22,082		FirstEnergy Corp	819
7,294		Great Plains Energy, Inc	146
5,035		Hawaiian Electric Industries, Inc	125
2,260		Idacorp, Inc	86
4,076		Integrys Energy Group, Inc	206
2,692		ITC Holdings Corp	188
1,170		Laclede Group, Inc	45
10,015		MDU Resources Group, Inc	230
1,200		MGE Energy, Inc	49
813		Middlesex Water Co	15
3,895		National Fuel Gas Co	288
2,248		New Jersey Resources Corp	97
21,603		NextEra Energy, Inc	1,191
2,400		Nicor, Inc	129
14,649		NiSource, Inc	281
9,300		Northeast Utilities	322
1,384		Northwest Natural Gas Co	64
1,907		NorthWestern Corp	58
13,488	*	NRG Energy, Inc	290
5,598		NSTAR	259
12,419		NV Energy, Inc	185
5,142		OGE Energy Corp	260
5,388		Oneok, Inc	360
1,079		Ormat Technologies, Inc	27
1,956		Otter Tail Corp	44
11,870		Pepco Holdings, Inc	221
20,166		PG&E Corp	891
3,909		Piedmont Natural Gas Co, Inc	119
5,639		Pinnacle West Capital Corp	241
4,395		PNM Resources, Inc	66
3,954		Portland General Electric Co	94
24,773		PPL Corp	627
15,073		Progress Energy, Inc	696
26,055		Public Service Enterprise Group, Inc	821
9,263		Questar Corp	162
40,583	*	RRI Energy, Inc	155
5,968		SCANA Corp	235
12,725		Sempra Energy	681
678		SJW Corp	16
1,559		South Jersey Industries, Inc	87
42,618		Southern Co	1,624
2,406		Southwest Gas Corp	94
11,229		TECO Energy, Inc	211
5,761		UGI Corp	189
2,733		UIL Holdings Corp	83
1,902		Unisource Energy Corp	69
597		Unitil Corp	14
4,285		Vectren Corp	117
5,819		Westar Energy, Inc	154
2,570		WGL Holdings, Inc	100

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES	COMPANY	VALUE (000)

12,068	Wisconsin Energy Corp	$368
23,575	Xcel Energy, Inc	563
672	York Water Co	12

	TOTAL UTILITIES	25,764

	TOTAL COMMON STOCKS (Cost $550,767)	783,413

RIGHTS / WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
357	Celgene Corp	1

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

	TOTAL RIGHTS / WARRANTS (Cost $2)	1

	TOTAL INVESTMENTS - 100.0% (Cost $550,769)	783,414
	OTHER ASSETS & LIABILITIES, NET - 0.0%	226

	NET ASSETS - 100.0%	$783,640

*	Non-income producing.

^	Amount represents less than $1,000.

b	In bankruptcy

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Managers”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Managers. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of market, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued, at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Managers. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Managers. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2011, there were no significant transfers between levels by the Account.

As of March 31, 2011, 100% of the value of investments in the Account were valued based on Level 1 inputs.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At March 31, 2011, the Account did not hold any futures contracts.

Note 4—investments

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At March 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $232,645,000 consisting of gross unrealized appreciation of $309,138,000 and gross unrealized depreciation of $(76,493,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 19, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 19, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer (principal executive officer)

Date: May 19, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99. Cert.)